A Message To Our Contract Owners:

We are pleased to forward this combined Annual Report of Massachusetts Mutual Variable Annuity Fund 2 ("Fund"), and the MML Series Investment Fund ("MML Trust"). These reports are for the year ended December 31, 1995.

The Annual Report for the Fund begins on page 3. The Fund has net assets of $1,254,424 as of December 31, 1995. Net asset values per accumulation unit for the Fund are shown in detail in the table on page 3.

The Annual Report for the MML Trust begins on page 9. This report contains a detailed description of the financial results of the four series of the MML Trust -- MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund for the year ended December 31, 1995.

We appreciate the interest and confidence you have shown in the Fund.



                            MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                            /s/ Thomas B. Wheeler

                            Thomas B. Wheeler
                            President and Chief Executive Officer
February 1, 1996

                               Table of Contents


Massachusetts Mutual Variable Annuity Fund 2
 Statement of Assets and Liabilities as of December 31, 1995........         3
 Statement of Operations For The Year Ended December 31, 1995.......         4
 Statement of Changes in Net Assets For The Years Ended
  December 31, 1995 and 1994........................................         5
 Notes to Financial Statements......................................       6-7
 Report of Independent Accountants..................................         8

MML Series Investment Fund
 To Our Shareholders................................................      9-11
 Statement of Assets and Liabilities as of December 31, 1995........        12
 Statement of Operations For The Year Ended December 31, 1995.......        13
 Statement of Changes in Net Assets For The Years Ended
  December 31, 1995 and 1994........................................        14
 Financial Highlights...............................................     15-16
 Schedule of Investments as of December 31, 1995
  MML Equity Fund...................................................     17-19
  MML Money Market Fund.............................................        20
  MML Managed Bond Fund.............................................     21-23
  MML Blend Fund....................................................     24-28
 Notes to Financial Statements......................................     29-31
 Report of Independent Accountants..................................        32

Massachusetts Mutual Variable Annuity Fund 2

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

ASSETS
Investment in MML Equity Fund 50,390 shares at value
 (Identified cost $850,336) (Notes 3A and 3B)....................   $1,306,300
Dividends receivable.............................................       49,560
Other assets.....................................................        3,535
                                                                    ----------
 Total assets....................................................    1,359,395

LIABILITIES
Annuitant mortality fluctuation reserve (Note 3D)................       13,458
Payable to Massachusetts Mutual Life Insurance Company...........       91,513
                                                                    ----------
 Total liabilities...............................................      104,971
                                                                    ----------
NET ASSETS.......................................................   $1,254,424
                                                                    ==========

Net Assets consist of:
76,568 accumulation units at $10.52 per unit (Note 6)............   $  805,829
Annuity reserves (Note 3E).......................................      448,595
                                                                    ----------
 Net assets......................................................   $1,254,424
                                                                    ==========
NET ASSET VALUE PER ACCUMULATION UNIT
 December 31, 1995...............................................   $    10.52
 December 31, 1994...............................................         8.08
 December 31, 1993...............................................         7.82
 December 31, 1992...............................................         7.19
 December 31, 1991...............................................         6.56

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Fund 2

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1995

Investment income
Dividends (Note 3B).............................................    $ 49,604

Expenses
Mortality and expense risk fees (Note 4)........................       9,130
                                                                    --------

Net investment income (Note 3C).................................      40,474
                                                                    --------

Net realized and unrealized gain on investments
Net realized gain on investments (Notes 3B, 3C and 5)...........      69,967
Change in net unrealized appreciation on investments............     218,485
                                                                    --------

Net gain on investments.........................................     288,452
                                                                    --------
Net increase in net assets resulting from operations............    $328,926
                                                                    ========

Massachusetts Mutual Variable Annuity Fund 2

STATEMENT OF CHANGES IN NET ASSETS
For The Years Ended December 31, 1995 and 1994

                                                         1995         1994
                                                       --------     --------
Increase (decrease) in net assets
Operations:
 Net investment income.................................$   40,474   $   35,812
 Net realized gain on investments......................    69,967       29,998
 Change in net unrealized appreciation/depreciation
  on investments.......................................   218,485      (28,521)
                                                       ----------   ----------
 Net increase in net assets resulting from operations..   328,926       37,289
                                                       ----------   ----------

Capital transactions: (Note 6)
 Reimbursement (payment) of accumulation unit value
  fluctuation..........................................       (81)          32
 Net charge (credit) to annuitant mortality
  fluctuation reserve (Note 3D)........................   (68,414)      25,706
 Withdrawal of funds...................................   (64,007)         (14)
 Annuity benefits......................................   (70,546)     (66,546)
                                                       ----------   ----------
 Net decrease in net assets resulting from capital
  transactions.........................................  (203,048)     (40,822)
                                                       ----------   ----------
  Total increase (decrease)............................   125,878       (3,533)

NET ASSETS, at beginning of the year................... 1,128,546    1,132,079
                                                       ----------   ----------

NET ASSETS, at end of the year.........................$1,254,424   $1,128,546
                                                       ==========   ==========

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Fund 2

Notes To Financial Statements

1.  HISTORY

    Massachusetts Mutual Variable Annuity Fund 2 ("Fund") is a separate investment account established by Massachusetts Mutual Life Insurance Company ("MassMutual"). The Fund operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

2.  INVESTMENT OF THE FUND'S ASSETS

    The Fund invests in shares of MML Equity Fund. MML Equity Fund is one of the four series of shares of MML Series Investment Fund (the "MML Trust"). The MML Trust is a no-load, registered, open-end, diversified management investment company for which MassMutual acts as investment manager. Concert Capital Management, Inc. ("Concert Capital"), a wholly-owned subsidiary of DLB Acquisition Corporation which is a controlled subsidiary of MassMutual, serves as investment sub-advisor to the MML Equity Fund.

3.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the financial statements in conformity with generally accepted accounting principles.

    A.   Investment Valuation

    The investment in MML Equity Fund is stated at market value which is the net asset value of MML Equity Fund.

    B.   Accounting For Investments

    Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

    C.   Federal Income Taxes

    Operations of the Fund form a part of the total operations of MassMutual, and the Fund is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Fund will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code as amended. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to contracts which depend on the Fund's investment performance (the "Contracts"). Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of the current law results in a company tax liability attributable to the Fund.

    D.   Annuitant Mortality Fluctuation Reserve

    The Fund maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Fund. Net transfers from the Fund to MassMutual totaled $68,600 for the year ended December 31, 1995 and net transfers from MassMutual to the Fund totaled $24,946 for the year ended December 31, 1994. The reserve is subject to a maximum of 3% of the Fund's annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of Contracts except to the extent necessary to cover mortality losses under the Contracts.

    E.   Annuity Reserves

    Annuity reserves are developed by using accepted actuarial methods and are computed using the Annuity Table for 1949, as modified.

    F.   Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.  CHARGES

    Daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 0.730% of the value of the Contracts. Effective on January 1 of any year after the first Contract year, the daily charge made for the assumption of mortality and expense risks will be as determined by MassMutual, but in no event will such charge be at an annual rate of more than 1.2045% of the value of the Contracts.

5.  PURCHASES AND SALES OF INVESTMENTS

    The aggregate cost of MML Equity Fund shares acquired by the Fund during the year ended December 31, 1995 was $72,693. The proceeds from sales of MML Equity Fund shares for the year ended December 31, 1995 were $142,242.

6.  NET DECREASE IN ACCUMULATION UNITS

                                                        For the Years Ended
                                                            December 31,
                                                     --------------------------
                                                        1995           1994
                                                       ------         ------
Units purchased.......................................     --             --
Units withdrawn....................................... (6,794)            (2)
                                                       ------         ------
Net decrease.......................................... (6,794)            (2)

Units, at beginning of the year....................... 83,362         83,364
                                                       ------         ------

Units, at end of the year............................. 76,568         83,362
                                                       ======         ======

   Offered through MML Investors Services, Inc., Springfield, Massachusetts.

Report Of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Fund 2 and the Board of Directors of Massachusetts Mutual Life Insurance Company

We have audited the statement of assets and liabilities of Massachusetts Mutual Variable Annuity Fund 2 as of December 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test a basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of December 31, 1995 by examination of the records of MML Series Investment Fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Variable Annuity Fund 2 at December 31, 1995, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                Coopers & Lybrand L.L.P.
Springfield, Massachusetts
February 6, 1996

                           MML SERIES INVESTMENT FUND

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
To Our Shareholders.....................................................   2 - 4

Statement of Assets and Liabilities as of December 31, 1995.............       5

     MML Equity Fund
     MML Money Market Fund
     MML Managed Bond Fund
     MML Blend Fund

Statement of Operations for the year ended December 31, 1995............       6

     MML Equity Fund
     MML Money Market Fund
     MML Managed Bond Fund
     MML Blend Fund

Statement of Changes in Net Assets for the year ended December 31, 1995
 and 1994...............................................................       7

     MML Equity Fund
     MML Money Market Fund
     MML Managed Bond Fund
     MML Blend Fund

Financial Highlights

     MML Equity Fund....................................................       8
     MML Money Market Fund..............................................       8
     MML Managed Bond Fund..............................................       9
     MML Blend Fund.....................................................       9

Schedule of Investments as of December 31, 1995

     MML Equity Fund.................................................... 10 - 12
     MML Money Market Fund..............................................      13
     MML Managed Bond Fund.............................................. 14 - 16
     MML Blend Fund..................................................... 17 - 21

Notes to Financial Statements........................................... 22 - 24

Report of Independent Accountants.......................................      25

MML Series Investment Fund

To Our Shareholders

An Economic Soft Landing Is Achieved in U.S.

The past year saw the continuation of a very good economic environment for investors in both stocks and bonds. The U.S. economic growth rate as measured by Gross Domestic Product continued to slow throughout the year from its heated level of 4.1% in 1994 to roughly 2.5% in 1995. The Federal Reserve, which had been raising rates during 1994 in an attempt to slow growth somewhat, was able to change course and even move rates lower. Because the economy is cyclical, the Fed wanted growth to slow to a more moderate, sustainable level - a "soft landing" from 1994's rapid pace - to prolong the positive part of the current cycle.

As demand for goods slowed from 1994 levels, businesses began reducing their inventories, which had started the year at high levels. This in turn slowed order- and production-driven demand from the manufacturing sector, which exerted further downward pressure on the growth rate, supported the cause for interest rate cuts, and helped keep inflation at bay.

Stock and Bond Markets React

While the Federal Reserve actually increased rates as late as February 1995, the bond market had begun to rally as early as November 1994 on the belief that growth would slow enough to indicate a change in monetary policy. The market was correct. The Fed's February rate increase of 1/2 point was followed during the year by two cuts of 1/4 point each in July and December. Rates on Treasuries fell significantly during this period, which drove dramatic price appreciation for Treasuries. The prices in most other bond sectors followed suit, with 1995 playing out to be one of the strongest bull markets for bonds in history.

Backed by low interest rates and a strong bond market, stocks reached all-time highs in 1995. The Dow Jones Industrial Average made new highs almost daily, hitting a peak of 5216 and closing the year at 5117, and the S&P 500 rose 37.58%. In addition to support from the bond market, stocks reacted to continued positive earnings surprises, merger and consolidation activity, an improving export picture and growing productivity and efficiency throughout corporate America.

Outlook for Economy, Markets Remains Positive

The forecast for the economy and markets appears favorable, though both should be somewhat more moderate than they were during the past year. Economic growth will probably slow further because employment and personal income - which are important components of demand - are not strong enough to fuel increases in demand-driven growth.

Even in the face of a slower economy, sales and earnings remained strong through the end of 1995. The U.S. had its biggest productivity gain on record in 1995 and exports grew, aided in the early part of the year by a weak dollar, which in turn created improvements in trade. Going into 1996, we expect to see exports remain strong, as U.S. businesses recognize that future growth will come in part from operating in a global market. This opinion is supported by the heavy outlays we've seen for business equipment, which should further enhance competitiveness, productivity and export activity for the coming year.

The Case for Value Investing

Because of uncertainty about the slowing in the economy throughout 1995, growth investing, or buying stocks of companies whose earnings growth rates can surpass that of the economy, took the lead last year. By the same token it was growth, rather than income, that led to the dramatic appreciation of 1995's bond market. With both markets currently at high levels in terms of price, we believe we will see a return of superior performance from value investing strategies. Value investing relies on capturing appreciation by "buying well" and seeking out fundamental values, rather than buying above-average growth. Value investors like the MML Series Investment Fund work to buy stocks and bonds that are either temporarily out-of-favor with the markets, or that offer opportunities that have not yet been recognized by the investment community at large.

With stocks and bonds at highs and an economy that is likely to continue to slow, we expect both the stocks and bond markets to return to more "normal" activity in terms of returns and volatility. In this type of environment, value investing should continue to offer solid long-term results. Since security selection should be very important in the coming year, your portfolio managers will continue to rely upon hands-on research and careful analysis in an effort to find the best opportunities for investors.


                                /s/ Stuart H. Reese

                                Stuart H. Reese
                                President
                                MML Series Investment Fund

January 31, 1996

MML EQUITY

How has the Fund performed over the period?

The Fund has performed very well, with 1995 returns at nearly three times the long-term average for stocks. Typically, our value-oriented style has not outperformed the broad market indices in years where absolute gains have been as robust as in 1995. Over the long term, however, our value strategy - focusing on dividend-paying companies with strong balance sheets while their stocks are selling at what we consider low prices - has been very successful.

How did large company stocks perform in 1995?

Large company stocks were the place to be this year. Benefiting from improved productivity, falling interest rates and, through August, a weak dollar, large companies were able to turn in earnings at levels more typical of small company growth stocks, which drove their prices up. The market's focus on large cap stocks benefited the Fund.

What strategic moves have you made within the portfolio?

Though we make investments based on researching individual companies rather than their industry sectors, the biggest move we made over the period was increasing our exposure to consumer non-durables companies, one of the best performing sectors for the year. Our purchases in Albertson's, a major grocery concern and several consumer goods companies such as American Brands and Kimberly-Clark, benefited the portfolio considerably. These businesses typically are insulated from slowing economic growth. We also increased our holdings in the very strong financial services area, buying the stock of MBIA, a municipal bond insurer and Safeco, a large property and casualty insurance firm. Our higher exposure to financial services was another plus for the Fund - in fact, looking back, we would have liked to have owned more. Over the year, the size of the Fund has grown, and so has the weighted average market capitalization. This was a third benefit during a period of large cap leadership.

What segments of the market are you currently targeting?

Our buying has shifted from consumer non-durables to more cyclical companies. Because this area suffered price declines over the year as the market favored sectors with more stable earnings, we've been able to buy stocks at what we consider compelling values. We are buying and looking to buy companies that can benefit from lower basic materials costs and thus improve their profit margins regardless of the slower economy.

What is your outlook for the Fund?

After the past year, it's become more difficult to find reasonably-priced stocks, but with inflation and long-term interest rates low, our outlook remains favorable. We believe the coming year's market will be positive, but that it will perform more like its historical average than it did in 1995. We expect to see more typical levels of volatility than last year's market. During the past year, the broad market advanced significantly. Going forward, we believe stock selection will again become more important. That could benefit the Fund in that strong stock selection is one of the major advantages of a research-driven value strategy like ours.

MML MONEY MARKET

How has the Fund performed over the period?

The Fund has performed well, remaining on target with its goal of providing principal preservation and a competitive level of current income by investing in highly liquid short-term debt instruments. While longer-term interest rates continued to decline over the majority of the year, rates for the extremely short-term securities we focus on remained favorable, and even exceeded rates on longer-term issues at certain times during the year.

What strategic moves have you made within the portfolio?

Over the course of the year, we made one major change. Both in the early part of 1995 when it was anticipated and then later when it actually happened, we lengthened the average maturity of the Fund's portfolio on the likelihood of the Federal Reserve's interest rate cuts. By lengthening our maturity, we hoped to make use of available higher current income levels for as long as possible, expecting that debt issued after a rate cut would offer lower income levels. This strategy benefited the Fund by allowing us to maintain our income stream while the market adjusted to the Fed's actions.

What is your outlook for the Fund?

The Fed eased, or lowered rates, twice in 1995 and may do so again in the first few months of 1996 depending on the forecast for the economy. If it appears that the economy has slowed too far, or if budget discussions are finalized, another decline is a distinct possibility. However, we believe that any further declines will not be significant. In this environment, we are continuing to extend maturities in an effort to make the most of the current rates while maintaining an emphasis on principal stability. Our outlook for the Fund remains optimistic, though our performance as always will be tied to any changes in the Federal Reserve's monetary policy.

MML MANAGED BOND

How has the Fund performed over the period?

The Fund's performance has been excellent. It compares favorably to its market indices and has been outstanding on an absolute and historical basis. The past year has been an extremely strong period for the bond market in general, with bonds from almost every sector the Fund invests in benefiting from decreasing interest rates and the price appreciation that accompanies rate declines.

What strategic decisions have you made within the portfolio as a result of lower rates?

In response to declines in interest rates, our duration increased somewhat over the period. A longer duration will help us take advantage of any potential benefits from further changes in the rate structure. New supply in the market tended to be longer, particularly in corporate bonds. This was due in part to lower rates. So increasing our duration has allowed us to continue to track the duration of the Lehman Government/Corporate Index, which is our benchmark. The portfolio's average duration increased over the period from 4.85 years to 5.23 years.

What other strategic moves have you made within the portfolio?

During the year, the Fund grew from $121 million to $159 million in size. While this was due in part to asset appreciation and in part to new investments, it required a great deal of trading activity to become fully invested. Over the period we initially increased our holdings of Treasuries, and then we sold some of our Treasuries as the market improved. Corporates also performed well over the period due to strong fundamentals and demand factors. Additionally, we increased our holdings of mortgage-backed securities. Though mortgages are typically sensitive to prepayment risk, our well-seasoned, well-structured holdings remained strong throughout the period's declines in rates.

What areas of the market are you currently targeting?

As we believe the corporate market still offers strong potential, though within a slowing economy, we're employing extensive credit research before investing in corporate issues. We also continue to increase our exposure to the mortgage-backed sector of the market, especially in adjustable rate mortgages, where we're finding particularly attractive pricing. Pricing remains an important part of our investment strategy. We continue to buy bonds across sectors wherever we believe we've found appreciation potential through mispriced issues.

What is your outlook for the Fund?

This has been a dramatic year for the bond market and the Fund. While current low inflation and slow to moderate economic growth lead us to believe there is still room for appreciation in the market, it would be very difficult to imagine repeating 1995's performance. Our outlook is for the extension of a positive market environment, where income will again be an important component of total return. Within this outlook, we expect the Fund to continue to provide high total return potential consistent with reasonable risk by maintaining a diversified portfolio of high quality bonds.

MML BLEND

How has the Fund performed over the period?

The Fund has performed quite well, backed by the dramatic appreciation declining interest rates sparked in both the stock and bond markets. Because of the Fund's focus on preservation of capital, however, it did not perform as well as some of its more aggressive peers over this unusual time period. Though it will tend to lag in strong bull markets, we believe our strategy is prudent for long-term investors and that it will outperform over time.

Did your allocation between stocks, bonds and cash change over the period?

Our stock holdings will normally fall within a range of 50% to 70% of the portfolio. In the beginning of the year, we were 53% invested in stocks and by the end of year, they represented approximately 54%. Our core bond holdings at the end of 1995 represented 15% of the portfolio, down from 19%. In bonds, a flattening yield curve also indicated a shortening in the average life of our portfolio. When the yield curve is flatter, investors are typically not well-compensated for extending into longer-maturity bonds. While this excluded us from some of the appreciation in the bond market, our bond portfolio performed well. Our allocation decisions stem from a policy consistent with preservation of capital. The remainder of the portfolio, approximately 31% up from 28% a year ago, is invested in short-term securities.

What is your outlook for the Fund?

An environment of low inflation, favorable interest rates and slow to moderate economic growth suggests the continuation of decent markets for both stocks and bonds. While results should remain positive, we expect to see a return to more normal periods for both markets. In stocks, we are positioning the Fund for greater volatility and selectivity in the coming year and in bonds, we expect income to again become the most consistent component of total return. We believe the MML Blend Fund's conservative strategy should position it to perform well during this more typical market environment.

MML Series Investment Fund

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

                                                                                      MML             MML
                                                                     MML             Money          Managed            MML
                                                                   Equity           Market           Bond             Blend
                                                                    Fund             Fund            Fund             Fund
                                                                   ------           ------          ------           -------
ASSETS
Investments at value (See Schedule of Investments)
    (Notes 2A, 2B and 5)
  Equities (Identified cost: $784,795,485;
    $627,696,809 respectively)...............................   $1,155,154,333    $         --    $         --    $1,008,564,451
  Bonds and notes (Identified cost: $145,473,365;
    $267,817,760 respectively)...............................               --              --     151,903,257       279,948,878
  Short-term investments (Identified cost: $146,006,980;
    $109,543,253; $2,578,380; $582,413,954 respectively).....      146,000,856     109,543,253       2,578,380       582,150,249
                                                                --------------    ------------    ------------    --------------
    Total investments........................................    1,301,155,189     109,543,253     154,481,637     1,870,663,578
Cash.........................................................            8,396           2,440       5,639,136        13,407,050
Interest and dividends receivable............................        2,502,360             497       2,067,198         6,632,527
Receivable for investments sold..............................          910,994              --       7,093,878         1,355,885
Receivable for settlement of investments
  purchased on a forward commitment basis (Note 2D)..........               --              --              --         1,388,372
Prepaid trustees' fees.......................................              820             522             522               390
                                                                --------------    ------------    ------------    --------------
    Total assets.............................................    1,304,577,759     109,546,712     169,282,371     1,893,447,802
                                                                --------------    ------------    ------------    --------------
LIABILITIES
Payable for investments purchased............................        7,019,418              --       7,923,222        14,568,979
Dividends payable (Note 2C)..................................       47,382,259         475,700       2,456,289        53,960,727
Investment management fee payable (Note 4)...................        1,197,689         135,475         187,550         1,722,486
Accrued liabilities..........................................           79,387          15,336          17,172            54,680
                                                                --------------    ------------    ------------    --------------
    Total liabilities........................................       55,678,753         626,511      10,584,233        70,306,872
                                                                --------------    ------------    ------------    --------------
NET ASSETS...................................................   $1,248,899,006    $108,920,201    $158,698,138    $1,823,140,930
                                                                ==============    ============    ============    ==============
Net assets consist of:
Series shares (par value $.01 per share; an unlimited
  number authorized) (Note 6)................................   $      481,756    $  1,089,202    $    127,487    $      888,515
Additional paid-in capital...................................      878,072,599     107,830,999     152,990,211     1,428,825,164
Undistributed (overdistributed) net investment
  income (Note 2C)...........................................            3,739           9,734         (72,567)           (7,094)
Undistributed net realized loss on investments and
  forward commitments (Notes 2D and 3).......................               --          (9,734)       (776,885)               --
Overdistributed net realized gain on investments and
  forward commitments (Notes 2C and 2D)......................          (11,812)             --              --          (689,082)
Net unrealized appreciation on:
  Investments (Note 2A)......................................      370,352,724              --       6,429,892       392,735,055
  Forward commitments (Note 2D)..............................               --              --              --         1,388,372
                                                                --------------    ------------    ------------    --------------
NET ASSETS...................................................   $1,248,899,006    $108,920,201    $158,698,138    $1,823,140,930
                                                                ==============    ============    ============    ==============
Outstanding series shares....................................       48,175,574     108,920,201      12,748,690        88,851,472
                                                                ==============    ============    ============    ==============
Net asset value per share....................................           $25.92           $1.00          $12.45            $20.52
                                                                ==============    ============    ============    ==============

                       See Notes to Financial Statements.

MML Series Investment Fund

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1995

                                                                                     MML           MML
                                                                       MML          Money        Managed          MML
                                                                     Equity         Market         Bond          Blend
                                                                      Fund           Fund          Fund          Fund
                                                                     ------         ------        ------        ------
Investment income (Note 2B)
Dividends....................................................      $ 28,229,106   $       --    $        --   $ 26,802,102
Interest.....................................................         6,641,154    5,999,684     10,026,269     49,931,175
                                                                   ------------   ----------    -----------    -----------
    Total income.............................................        34,870,260    5,999,684     10,026,269     76,733,277
                                                                   ------------   ----------    -----------    -----------
Expenses
Investment management fee (Note 4)...........................         4,178,204      501,924        681,807      6,344,373
Trustees' fees...............................................            14,625       11,617         11,651         11,900
Audit fees...................................................            27,433       18,917         24,467         29,567
Tax expense..................................................             6,263           --             --          6,263
Registration fee.............................................            65,689        5,908          7,745         46,532
Other........................................................             1,892        1,178          1,178          1,180
                                                                   ------------   ----------    -----------    -----------
    Total expenses...........................................         4,294,106      539,544        726,848      6,439,815
                                                                   ------------   ----------    -----------    -----------
Net investment income (Note 2C)..............................        30,576,154    5,460,140      9,299,421     70,293,462
                                                                   ------------   ----------    -----------    -----------
Net realized and unrealized gain (loss) on investments
  and forward commitments (Notes 2A, 2B and 2D)
Net realized gain (loss) on:
  Investments (Notes 2B and 2C)..............................        16,898,835         (841)       866,079     29,289,639
  Forward commitments (Note 2D)..............................                --           --        453,016      6,506,024
                                                                   ------------   ----------    -----------    -----------
    Net realized gain (loss).................................        16,898,835         (841)     1,319,095     35,795,663
                                                                   ------------   ----------    -----------    -----------
Change in net unrealized appreciation/depreciation on:
  Investments (Note 2A)......................................       237,559,436           --     13,542,298    241,023,762
  Forward commitments (Note 2D)..............................                --           --        162,634      2,579,828
    Total change in net unrealized appreciation/                   ------------   ----------    -----------    -----------
      depreciation...........................................       237,559,436           --     13,704,932    243,603,590
                                                                   ------------   ----------    -----------    -----------
Net gain (loss)..............................................       254,458,271         (841)    15,024,027    279,399,253
                                                                   ------------   ----------    -----------    -----------
Net increase in net assets resulting from operations.........      $285,034,425   $5,459,299    $24,323,448   $349,692,715
                                                                   ============   ==========    ===========   ============

                       See Notes to Financial Statements.

MML Series Investment Fund

STATEMENT OF CHANGES IN NET ASSETS
For The Years Ended December 31, 1995 and 1994

                                                                    1995
                                       -------------------------------------------------------------------
                                                              MML              MML
                                            MML              Money           Managed             MML
                                          Equity            Market            Bond              Blend
                                           Fund              Fund             Fund              Fund
                                          ------            ------           ------            ------
Increase (decrease)
  in net assets
Operations:
Net investment income...............   $   30,576,154     $  5,460,140     $  9,299,421     $   70,293,462
Net realized gain (loss)
  on investments and
  forward commitments...............       16,898,835             (841)       1,319,095         35,795,663
Change in net unrealized
  appreciation/depreciation
  on investments and forward
  commitments.......................      237,559,436               --       13,704,932        243,603,590
                                       --------------     ------------     ------------     --------------
Net increase (decrease) in
  net assets resulting from
  operations........................      285,034,425        5,459,299       24,323,448        349,692,715
  Dividends to shareholders
   from: (Note 2C)
   Distribution of net investment
    income..........................      (30,563,214)      (5,459,299)      (9,294,583)       (70,291,011)
   Distribution of net
    realized gains..................      (16,854,045)              --               --        (35,463,987)
   Distribution in excess of net
    realized gains..................               --               --               --                 --
  Net increase in capital share
   transactions (Note 6)............      190,498,822       17,134,168       22,459,621        134,942,076
                                       --------------     ------------     ------------     --------------
   Total increase (decrease)........      428,115,988       17,134,168       37,488,486        378,879,793

NET ASSETS, at beginning
  of the year.......................      820,783,018       91,786,033      121,209,652      1,444,261,137
                                       --------------     ------------     ------------     --------------
NET ASSETS, at end
  of the year.......................   $1,248,899,006     $108,920,201     $158,698,138     $1,823,140,930
                                       ==============     ============     ============     ==============
(Overdistributed) undistributed
  net investment income included
  in net assets at end
  of the year.......................   $        3,739     $      9,734     $    (72,567)    $      (7,094)
                                       ==============     ============     ============     ==============
Rate per share of dividends
  to shareholders from:
  Net investment income.............            $.634            $.054            $.782     $         .811
  Net realized gains................             .350               --               --               .399


                                                                 1994
                                       ----------------------------------------------------------------
                                                           MML              MML
                                           MML            Money           Managed             MML
                                         Equity           Market           Bond              Blend
                                          Fund             Fund            Fund              Fund
                                         ------           ------          ------            ------
   .................................
Increase (decrease)
  in net assets
Operations:
Net investment income...............   $ 23,743,493     $ 3,147,135     $  8,506,956     $   56,319,900
Net realized gain (loss)
  on investments and
  forward commitments...............      9,479,860          (5,364)      (2,156,483)        28,803,202
Change in net unrealized
  appreciation/depreciation
  on investments and forward
  commitments.......................     (1,773,621)             --      (11,386,882)       (49,350,511)
                                       ------------     -----------      -----------     --------------
Net increase (decrease) in
  net assets resulting from
  operations........................     31,449,732       3,141,771       (5,036,409)        35,772,591
  Dividends to shareholders
   from: (Note 2C)
   Distribution of net investment
    income..........................    (23,735,788)     (3,141,771)      (8,503,670)       (56,320,396)
   Distribution of net
    realized gains..................     (9,536,463)             --               --        (29,300,874)
   Distribution in excess of net
    realized gains..................             --              --               --           (254,531)
  Net increase in capital share
   transactions (Note 6)............    159,512,479      18,127,025        5,640,533        197,821,191
                                       ------------     -----------     ------------     --------------
   Total increase (decrease)........    157,689,960      18,127,025       (7,899,546)       147,717,981

NET ASSETS, at beginning
  of the year.......................    663,093,058      73,659,008      129,109,198      1,296,543,156
                                       ------------     -----------     ------------     --------------
NET ASSETS, at end
  of the year.......................   $820,783,018     $91,786,033     $121,209,652     $1,444,261,137
                                       ============     ===========     ============     ==============
(Overdistributed) undistributed
  net investment income
  included in net assets at
  end of the year...................   $     (9,200)    $     8,893     $     (3,270)    $        2,008
                                       ============     ===========     ============     ==============
Rate per share of dividends
  to shareholders from:
  Net investment income.............   $       .594     $      .038     $       .792     $         .707
  Net realized gains................           .238              --               --               .362

                       See Notes to Financial Statements

MML Series Investment Fund

FINANCIAL HIGHLIGHTS
Selected per share data for each series share outstanding throughout each year ended ended December 31:

                                MML EQUITY FUND

                                  1995        1994        1993        1992        1991
                                  ----        ----        ----        ----        ----
Net asset value:
  Beginning of year........... $  20.520     $20.510     $19.862     $18.735     $15.659
                               ---------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........      .634        .594        .524        .543        .563
Net realized and unrealized
  gain (loss) on investments..     5.754        .248       1.365       1.420       3.440
                               ---------     -------     -------     -------     -------
Total from investment
 operations...................     6.388        .842       1.889       1.963       4.003
                               ---------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............     (.634)      (.594)      (.524)      (.543)      (.562)
Distribution from net
 realized gains...............     (.350)      (.238)      (.717)      (.288)      (.365)
Distribution in excess of
 net realized gains...........        --          --          --       (.005)         --
                               ---------     -------     -------     -------     -------
Total distributions...........     (.984)      (.832)     (1.241)      (.836)      (.927)
                               ---------     -------     -------     -------     -------
Net asset value:
  End of year................. $  25.924     $20.520     $20.510     $19.862     $18.735
                               =========     =======     =======     =======     =======
Total return..................     31.13%       4.10%       9.52%      10.48%      25.56%

Net assets (in millions):
  End of year................. $1,248.90     $820.78     $663.09     $490.62     $355.04
Ratio of expenses to
 average net assets...........       .41%        .43%        .44%        .46%        .48%
Ratio of net investment
 income to average net
 assets.......................      2.89%       3.04%       3.23%       3.09%       3.43%
Portfolio turnover rate.......     11.72%       9.99%      11.28%       9.07%       9.37%



                                   1990         1989        1988        1987        1986
                                   ----         ----        ----        ----        ----
Net asset value:
  Beginning of year...........    $16.764      $14.929     $13.828     $15.591     $13.832
                                  -------      -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........       .636         .694        .646        .525        .495
Net realized and unrealized
  gain (loss) on investments..      (.722)       2.746       1.660       (.066)      2.174
                                  -------      -------     -------     -------     -------
Total from investment
 operations...................      (.086)       3.440       2.306        .459       2.669
                                  -------      -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............      (.665)       (.711)      (.639)      (.988)      (.412)
Distribution from net
 realized gains...............      (.354)       (.894)      (.566)     (1.234)      (.498)
Distribution in excess of
 net realized gains...........         --           --          --          --          --
                                  -------      -------     -------     -------     -------
Total distributions...........     (1.019)      (1.605)     (1.205)     (2.222)      (.910)
                                  -------      -------     -------     -------     -------
Net asset value:
  End of year.................    $15.659      $16.764     $14.929     $13.828     $15.591
                                  =======      =======     =======     =======     =======
Total return..................       (.51%)      23.04%      16.68%       2.10%      20.15%

Net assets (in millions):
  End of year.................    $235.45      $226.41     $172.80     $150.41     $141.46
Ratio of expenses to
 average net  assets..........        .49%         .50%        .50%        .51%        .52%
Ratio of net investment
 income to average net
 assets.......................       4.09%        4.30%       4.05%       3.44%       3.54%
Portfolio turnover rate.......      13.50%       15.71%      15.97%      15.73%      14.73%


                             MML MONEY MARKET FUND

                                   1995        1994        1993        1992        1991
                                   ----        ----        ----        ----        ----
Net asset value:
  Beginning of year........... $   1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                               ---------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........      .054        .038        .027        .034        .059
                               ---------     -------     -------     -------     -------
Total from investment
 operations...................      .054        .038        .027        .034        .059
                               ---------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............     (.054)      (.038)      (.027)      (.034)      (.059)
                               ---------     -------     -------     -------     -------
Total distributions...........     (.054)      (.038)      (.027)      (.034)      (.059)
                               ---------     -------     -------     -------     -------
Net asset value:
  End of year................. $   1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                               =========     =======     =======     =======     =======
Total return..................      5.58%       3.84%       2.75%       3.48%       6.01%

Net assets (in millions):
  End of year................. $  108.92     $ 91.79     $ 73.66     $ 84.56     $ 94.41
Ratio of expenses to
 average net
  assets......................       .54%        .55%        .54%        .53%        .52%
Ratio of net investment
 income to average net
 assets.......................      5.43%       3.81%       2.71%       3.42%       5.91%

                                  1990        1989         1988        1987        1986
                                  ----        ----         ----        ----        ----
Net asset value:
  Beginning of year...........  $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                -------      -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........     .078         .088        .072        .063        .064
                                -------      -------     -------     -------     -------
Total from investment
 operations...................     .078         .088        .072        .063        .064
                                -------      -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............    (.078)       (.088)      (.072)      (.063)      (.064)
                                -------      -------     -------     -------     -------
Total distributions...........    (.078)       (.088)      (.072)      (.063)      (.064)
                                -------      -------     -------     -------     -------
Net asset value:
  End of year.................  $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                =======      =======     =======     =======     =======
Total return..................     8.12%        9.16%       7.39%       6.49%       6.60%
Net assets (in millions):
  End of year.................  $114.59      $ 70.16     $ 66.35     $ 52.35     $ 33.54
Ratio of expenses to
 average net assets...........      .54%         .54%        .55%        .57%        .57%
Ratio of net investment
 income to average net
 assets.......................     7.80%        8.79%       7.20%       6.35%       6.44%

                       See Notes to Financial Statements

MML Series Investment Fund

                             MML MANAGED BOND FUND

                                 1995          1994          1993           1992          1991
                                 ----          ----          ----           ----          ----
Net asset value:
  Beginning of year            $  11.141     $  12.405      $  12.041     $  12.219     $11.318
                               ---------     ---------      ---------     ---------     -------
Income from investment
 operations:
Net investment income               .782          .792           .785          .870        .903
Net realized and unrealized
  gain (loss) on investments
  and forward commitments          1.307        (1.264)          .618          .001        .916
                               ---------     ---------      ---------     ---------     -------
Total from investment
 operations                        2.089         (.472)         1.403          .871       1.819
                               ---------     ---------      ---------     ---------     -------
Less distributions:
Dividends from net
 investment income                 (.782)        (.792)         (.784)        (.869)      (.902)
Distribution from net
 realized gains                       --            --          (.255)        (.158)      (.016)
Distribution in excess of
 net realized  gains                  --            --             --         (.022)         --
                               ---------     ---------      ---------     ---------     -------
Total distributions                (.782)        (.792)        (1.039)       (1.049)      (.918)
                               ---------     ---------      ---------     ---------     -------
Net asset value:
  End of year                  $  12.448     $  11.141      $  12.405     $  12.041     $12.219
                               =========     =========      =========     =========     =======
Total return                       19.14%        (3.76%)        11.81%         7.31%      16.66%
Net assets (in millions):
  End of year                  $  158.70     $  121.21      $  129.11     $   88.15     $ 66.98
Ratio of expenses to
 average net assets                  .52%          .52%           .54%          .56%        .57%
Ratio of net investment
 income to average net
 assets                             6.63%         6.69%          6.37%         7.28%       7.96%
Portfolio turnover rate            70.00%        32.77%         58.81%        39.51%      61.85%


                                1990        1989        1988        1987        1986
                                ----        ----        ----        ----        ----
Net asset value:
  Beginning of year            $11.354     $10.919     $11.052     $12.541     $11.978
                               -------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income             .943        .918        .906        .969       1.061
Net realized and unrealized
  gain (loss) on investments
  and forward commitments        (.036)       .454       (.133)      (.673)       .597
                               -------     -------     -------     -------     -------
Total from investment
 operations                       .907       1.372        .773        .296       1.658
                               -------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income               (.943)      (.918)      (.906)     (1.229)     (1.095)
Distribution from net
 realized gains                     --       (.019)         --       (.556)         --
Distribution in excess of
 net realized gains                 --          --          --          --          --
                               -------     -------     -------     -------     -------
Total distributions              (.943)      (.937)      (.906)     (1.785)     (1.095)
                               -------     -------     -------     -------     -------
Net asset value:
  End of year                  $11.318     $11.354     $10.919     $11.052     $12.541
                               =======     =======     =======     =======     =======
Total return                      8.38%      12.83%       7.13%       2.60%      14.46%

Net assets (in millions):
  End of year                  $ 43.07     $ 40.03     $ 31.35     $ 26.16     $ 30.38
Ratio of expenses to
 average net assets                .57%        .59%        .61%        .60%        .60%
Ratio of net investment
 income to average net
 assets                           8.40%       8.35%       8.25%       8.24%       8.87%
Portfolio turnover rate          69.93%      64.77%      74.92%      55.60%     203.76%


                                MML BLEND FUND

                                  1995          1994          1993           1992         1991
                                  ----          ----          ----           ----         ----
Net asset value:
  Beginning of year            $  17.672     $  18.305      $  17.846     $  17.307     $14.839
                               ---------     ---------      ---------     ---------     -------
Income from investment
 operations:
Net investment income               .811          .707           .655          .707        .736
Net realized and unrealized
  gain (loss) on investments
  and forward commitments          3.246         (.271)         1.057          .880       2.771
                               ---------     ---------      ---------     ---------     -------
Total from investment
 operations                        4.057          .436          1.712         1.587       3.507
                               ---------     ---------      ---------     ---------     -------
Less distributions:
Dividends from net
 investment income                 (.811)        (.707)         (.655)        (.707)      (.736)
Distribution from net
 realized gains                    (.399)        (.359)         (.598)        (.326)      (.303)
Distribution in excess of
 net realized gains                   --         (.003)            --         (.015)         --
                               ---------     ---------      ---------     ---------     -------
Total distributions               (1.210)       (1.069)        (1.253)       (1.048)     (1.039)
                               ---------     ---------      ---------     ---------     -------
Net asset value:
  End of year                  $  20.519     $  17.672      $  18.305     $  17.846     $17.307
                               =========     =========      =========     =========     =======
Total return                       23.28%         2.48%          9.70%         9.36%      24.00%

Net assets (in millions):
  End of year                  $1,823.14     $1,444.26      $1,296.54     $1,013.28     $797.04
Ratio of expenses to
 average net assets                  .38%          .39%           .40%          .41%        .42%
Ratio of net investment
 income to average net
 assets                             4.19%         3.93%          3.60%         4.07%       4.54%
Portfolio turnover rate            30.78%        26.59%         20.20%        25.43%      26.92%


                                  1990        1989        1988        1987        1986
                                  ----        ----        ----        ----        ----
Net asset value:
  Beginning of year            $15.428     $13.876     $13.095     $13.774     $12.244
                               -------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income             .792        .823        .734        .624        .540
Net realized and unrealized
  gain (loss) on investments
  and forward commitments        (.445)      1.921       1.000       (.148)      1.653
                               -------     -------     -------     -------     -------
Total from investment
 operations                       .347       2.744       1.734        .476       2.193
                               -------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income               (.811)      (.835)      (.728)      (.747)      (.560)
Distribution from net
 realized gains                  (.125)      (.357)      (.225)      (.408)      (.103)
Distribution in excess of
 net realized gains                 --          --          --          --          --
                               -------     -------     -------     -------     -------
Total distributions              (.936)     (1.192)      (.953)     (1.155)      (.663)
                               -------     -------     -------     -------     -------
Net asset value:
  End of year                  $14.839     $15.428     $13.876     $13.095     $13.774
                               =======     =======     =======     =======     =======
Total return                      2.37%      19.96%      13.40%       3.12%      18.30%

Net assets (in millions):
  End of year                  $574.15     $524.29     $401.22     $346.12     $236.15
Ratio of expenses to
 average net assets                .44%        .45%        .46%        .48%        .51%
Ratio of net investment
 income to average net
 assets                           5.37%       5.57%       5.29%       4.77%       4.81%
Portfolio turnover rate          24.55%      22.39%      25.70%      36.56%      58.75%

Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

                       See Notes to Financial Statements

MML Equity Fund

SCHEDULE OF INVESTMENTS
December 31, 1995

                                                      Number        Market
                                                        of           Value
                                                      Shares       (Note 2A)
                                                   ------------  ------------
EQUITIES - 92.49%

Aerospace & Defense - 2.23%
 The Boeing Company.........................            202,500  $ 15,870,938
 TRW, Inc...................................            154,100    11,942,750
                                                   ------------  ------------
                                                        356,600    27,813,688
                                                   ------------  ------------

Agribusiness - 1.56%
 Archer-Daniels-Midland Company.............            359,975     6,479,550
 Pioneer Hi-Bred International, Inc.........            235,000    13,071,875
                                                   ------------  ------------
                                                        594,975    19,551,425
                                                   ------------  ------------

Apparel, Textiles, Shoes - .93%
 VF Corporation.............................            220,000    11,605,000
                                                   ------------  ------------

Automotive & Parts - 4.20%
 Ford Motor Company.........................            477,000    13,833,000
 Genuine Parts Company......................            433,500    17,773,500
 Goodyear Tire & Rubber Company.............            461,000    20,917,875
                                                   ------------  ------------
                                                      1,371,500    52,524,375
                                                   ------------  ------------

Banking, Savings & Loans - 6.16%
 The Bank of New York Company,
  Incorporated..............................            435,000    21,206,250
 Comerica, Incorporated.....................            435,000    17,454,375
 CoreStates Financial Corporation...........            410,500    15,547,687
 Norwest Corporation........................            291,000     9,603,000
 Wachovia Corporation.......................            288,200    13,185,150
                                                   ------------  ------------
                                                      1,859,700    76,996,462
                                                   ------------  ------------

Beverages - 1.95%
 Brown-Forman Corporation (Class B).........            333,000    12,154,500
 Pepsico, Incorporated......................            218,000    12,180,750
                                                   ------------  ------------
                                                        551,000    24,335,250
                                                   ------------  ------------

Chemicals - 4.03%
 Eastman Chemical Company...................            240,000    15,030,000
 E.I. du Pont de Nemours and Company........            166,500    11,634,187
 The Lubrizol Corporation...................            242,000     6,745,750
 Nalco Chemical Company.....................            335,000    10,091,875
 Rohm & Haas................................            106,300     6,843,063
                                                   ------------  ------------
                                                      1,089,800    50,344,875
                                                   ------------  ------------

Communications - 2.18%
 AT&T Corporation...........................            420,000    27,195,000
                                                   ------------  ------------

Computers & Office Equipment - 6.41%
 Hewlett-Packard Company....................            385,000    32,243,750
 International Business Machines Corporation            121,000    11,101,750
 Pitney Bowes, Inc..........................            423,500    19,904,500
 Xerox Corporation..........................            123,000    16,851,000
                                                   ------------  ------------
                                                      1,052,500    80,101,000
                                                   ------------  ------------

Containers - .97%
 Temple-Inland, Inc.........................            273,500    12,068,188
                                                   ------------  ------------

Cosmetics & Personal Care - 1.28%
 Kimberly-Clark Corporation.................            193,600    16,020,400
                                                   ------------  ------------

Electric Utilities - 1.84%
 Niagara Mohawk Power Corporation...........            463,500     4,461,187
 NIPSCO Industries, Inc.....................            200,000     7,650,000
 SCANA Corporation..........................            378,000    10,820,250
                                                   ------------  ------------
                                                      1,041,500    22,931,437
                                                   ------------  ------------

                                                      Number        Market
                                                        of           Value
                                                      Shares       (Note 2A)
                                                   ------------  ------------

EQUITIES (Continued)

Electrical Equipment & Electronics - 7.53%
 AMP, Incorporated..........................            580,000  $ 22,257,500
 General Electric Company...................            470,000    33,840,000
 General Signal Corporation.................            269,500     8,725,063
 Honeywell Inc..............................            272,500    13,250,313
 Hubbell, Incorporated (Class B)............            242,072    15,916,234
                                                   ------------  ------------
                                                      1,834,072    93,989,110
                                                   ------------  ------------

Energy - 8.65%
 Amoco Corporation..........................            380,000    27,312,500
 Atlantic Richfield Company.................            175,500    19,436,625
 Chevron Corporation........................            360,000    18,900,000
 Kerr-McGee Corporation.....................            250,100    15,881,350
 Mobil Corporation..........................            197,200    22,086,400
 USX Corporation - Marathon Group...........            145,000     2,827,500
 Union Pacific Resources Group, Inc.........             62,100     1,575,787
                                                   ------------  ------------
                                                      1,569,900   108,020,162
                                                   ------------  ------------

Financial Services - 1.33%
 American Express Company...................            400,000    16,550,000
                                                   ------------  ------------

Foods - 1.57%
 CPC International, Inc.....................            285,000    19,558,125
                                                   ------------  ------------

Forest Products & Paper - 2.37%
 Westvaco Corporation.......................            335,755     9,317,201
 Weyerhaeuser Company.......................            467,500    20,219,375
                                                   ------------  ------------
                                                        803,255    29,536,576
                                                   ------------  ------------

Hardware & Tools - 1.30%
 The Stanley Works..........................            315,500    16,248,250
                                                   ------------  ------------

Healthcare - 9.60%
 Becton, Dickinson and Company..............            260,000    19,500,000
 Bristol-Myers Squibb Company...............            507,500    43,581,562
 Pfizer, Incorporated.......................            600,000    37,800,000
 Schering-Plough Corp.......................            347,500    19,025,625
                                                   ------------  ------------
                                                      1,715,000   119,907,187
                                                   ------------  ------------

Household Products - .91%
 The Clorox Company.........................            159,500    11,424,188
                                                   ------------  ------------

Industrial Distribution - 1.25%
 W. W. Grainger, Inc........................            236,000    15,635,000
                                                   ------------  ------------

Industrial Transportation - 1.54%
 Norfolk Southern Corporation...............            242,000    19,208,750
                                                   ------------  ------------

Insurance - 4.92%
 Allstate Corporation.......................            185,182     7,615,610
 Jefferson-Pilot Corporation................            207,000     9,625,500
 MBIA, Inc..................................            154,000    11,550,000
 SAFECO Corporation.........................            750,000    25,875,000
 Unitrin, Inc...............................            140,000     6,720,000
                                                   ------------  ------------
                                                      1,436,182    61,386,110
                                                   ------------  ------------

Machinery & Components - 1.62%
 Dover Corporation..........................            325,000    11,984,375
 Parker-Hannifin Corporation................            242,050     8,290,213
                                                   ------------  ------------
                                                        567,050    20,274,588
                                                   ------------  ------------

Metals & Mining - .27%
 Reynolds Metals Company....................             60,000     3,397,500
                                                   ------------  ------------

MML Equity Fund

December 31, 1995

                                                      Number        Market
                                                        of           Value
                                                      Shares       (Note 2A)
                                                   ------------  ------------

EQUITIES (Continued)

Miscellaneous - 2.59%
 Harsco Corporation.........................            169,500  $  9,852,187
 Minnesota Mining &
  Manufacturing Company.....................            340,000    22,525,000
                                                   ------------  ------------
                                                        509,500    32,377,187
                                                   ------------  ------------

Photography - 1.21%
 Eastman Kodak Company......................            225,000    15,075,000
                                                   ------------  ------------

Publishing & Printing - 4.35%
 The Dun & Bradstreet Corporation...........            308,500    19,975,375
 McGraw-Hill Companies, Inc.................            224,000    19,516,000
 R. R. Donnelley & Sons Company.............            378,000    14,883,750
                                                   ------------  ------------
                                                        910,500    54,375,125
                                                   ------------  ------------

Retail - 2.32%
 J.C. Penney Company, Inc...................             89,400     4,257,675
 The May Department Stores Company..........            363,000    15,336,750
 Sears Roebuck and Company..................            242,000     9,438,000
                                                   ------------  ------------
                                                        694,400    29,032,425
                                                   ------------  ------------

Retail - Grocery - 1.20%
 Albertson's, Inc...........................            455,200    14,964,700
                                                   ------------  ------------

Telephone Utilities - 2.64%
 Ameritech Corporation......................            182,000    10,738,000
 Frontier Corporation.......................            423,500    12,705,000
 Southern New England
  Telecommunications Corporation............            240,000     9,540,000
                                                   ------------  ------------
                                                        845,500    32,983,000
                                                   ------------  ------------

Tobacco - 1.58%
 American Brands, Inc.......................            442,000    19,724,250
                                                   ------------  ------------

Total Equities
 (Cost $784,795,485)........................                    1,155,154,333
                                                                -------------

                                                    Principal
                                                     Amount
                                                   -----------
SHORT-TERM INVESTMENTS - 11.69%

Commercial Paper
 Aristar, Inc.
  5.600%         2/14/96....................       $  3,480,000     3,456,181
 Comdisco, Inc.
  6.030%         1/11/96....................          3,545,000     3,539,062
 Comdisco, Inc.
  6.030%         1/12/96....................          3,300,000     3,293,920
 Comdisco, Inc.
  6.000%         1/22/96....................          4,610,000     4,593,235
 Comdisco, Inc.
  5.950%         2/12/96....................          4,790,000     4,756,356
 ConAgra, Inc.
  5.970%         1/3/96.....................          5,585,000     5,583,148
 ConAgra, Inc.
  5.930%         1/24/96....................          3,615,000     3,601,304


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 ConAgra, Inc.
  5.930%         2/1/96.....................       $  4,590,000  $  4,566,562
 ConAgra, Inc.
  5.770%         2/6/96.....................          3,835,000     3,812,872
 Dana Credit Corporation
  6.000%         1/31/96....................          6,220,000     6,187,578
 Dana Credit Corporation
  5.950%         2/16/96....................          4,295,000     4,261,793
 Dana Credit Corporation
  5.820%         3/21/96....................          3,165,000     3,123,042
 Dominion Resources Inc.
  6.010%         1/23/96....................          5,200,000     5,180,901
 Florida Power & Light Co.
  5.580%         2/7/96.....................          2,255,000     2,242,068
 GTE Corporation
  5.950%         2/2/96.....................          5,225,000     5,197,366
 GTE Corporation
  5.830%         2/9/96.....................          5,900,000     5,862,737
 Illinois Power Company
  6.000%         1/25/96....................          3,225,000     3,212,100
 Illinois Power Company
  6.100%         2/5/96.....................          2,380,000     2,365,885
 Illinois Power Company
  5.930%         2/8/96.....................          4,000,000     3,974,962
 MAPCO Inc.
  6.050%         1/5/96.....................          4,575,000     4,571,925
 MAPCO Inc.
  6.000%         1/8/96.....................          4,385,000     4,379,884
 MAPCO Inc.
  6.000%         1/10/96....................          4,000,000     3,994,000
 ORIX Credit Alliance, Inc.
  6.080%         1/17/96....................          5,865,000     5,848,749
 ORIX Credit Alliance, Inc.
  6.070%         1/19/96....................          5,160,000     5,144,178
 ORIX Credit Alliance, Inc.
  6.000%         1/26/96....................          4,000,000     3,983,333
 ORIX Credit Alliance, Inc.
  6.070%         1/30/96....................          4,000,000     3,980,175
 ORIX Credit Alliance, Inc.
  5.750%         2/14/96....................          8,000,000     7,943,778
 Public Service Company of Colorado
  6.000%         1/29/96....................          6,410,000     6,380,087
 Rite Aid Corporation
  5.900%         2/26/96....................          3,790,000     3,754,926
 Rite Aid Corporation
  5.980%         1/16/96....................          3,500,000     3,491,057
 Texas Utilities Electric Company
  5.950%         1/2/96.....................          4,000,000     3,999,339
 Textron, Inc.
  5.970%         2/29/96....................          1,500,000     1,485,146
 Tyson Foods, Inc.
  6.050%         1/4/96.....................          1,340,000     1,339,324
 Tyson Foods, Inc.
  5.990%         1/9/96.....................          2,745,000     2,741,346
 Tyson Foods, Inc.
  5.990%         1/18/96....................          4,165,000     4,152,537
                                                   ------------  ------------
Total Short-Term Investments
  (Cost $146,006,980).......................       $146,650,000   146,000,856
                                                   ============  ============

MML Equity Fund

December 31, 1995

                                                                     Market
                                                                      Value
                                                                    (Note 2A)
                                                                 --------------
Total Investments -
 (Cost $930,802,465) (a)                                104.18%  $1,301,155,189
Other Assets -                                              27        3,422,570
Liabilities -                                            (4.45)     (55,678,753)
                                                        -------  --------------
Net Assets -                                            100.00%  $1,248,899,006
                                                        =======  ==============

(a)  Federal Income Tax Information: At
     December 31, 1995 the net unrealized
     appreciation on investments based on cost of $930,814,277 for federal income tax purposes is as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there is an excess
     of market value over tax cost..................             $  378,715,018

     Aggregate gross unrealized depreciation for
     all investments in which there is an excess
     of tax cost over market value..................                 (8,374,106)
                                                                 --------------
     Net unrealized appreciation....................             $  370,340,912
                                                                 ==============

                      See Notes to Financial Statements.

MML Money Market Fund

SCHEDULE OF INVESTMENTS
December 31, 1995

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS - 100.57%
Commercial Paper
 Anheuser-Busch Companies, Inc.
  5.550%         3/7/96.....................       $  2,115,000  $  2,093,480
 Aristar, Inc.
  5.780%         1/30/96....................          4,000,000     3,981,375
 Atlantic Richfield Corp.
  5.600%         2/9/96.....................          2,800,000     2,783,013
 Baltimore Gas & Electric Company
  5.680%         1/19/96....................          3,015,000     3,006,437
 Bell Atlantic Network Funding Corp.
  5.450%         2/22/96....................          2,035,000     2,018,980
 Bell Atlantic Network Funding Corp.
  5.510%         2/23/96....................          2,265,000     2,246,626
 Campbell Soup Company
  5.650%         1/16/96....................          3,210,000     3,202,443
 Caterpillar Financial Services Corp.
  5.650%         2/15/96....................          1,915,000     1,901,475
 Coca Cola Company
  5.580%         2/2/96.....................          1,425,000     1,417,932
 Coca Cola Company
  5.350%         3/6/96.....................          1,000,000       990,340
 Coca Cola Financial Corporation
  5.580%         2/1/96.....................          1,845,000     1,836,135
 Consolidated Natural Gas Company
  5.630%         2/6/96.....................          1,435,000     1,426,921
 Dresser Industries, Inc.
  5.750%         1/31/96....................          2,200,000     2,189,458
 Dresser Industries, Inc.
  5.650%         1/26/96....................          1,800,000     1,792,938
 E.I. du Pont de Nemours and Company
  5.660%         1/17/96....................          3,015,000     3,007,416
 Echlin Inc.
  5.710%         1/26/96....................          2,000,000     1,992,069
 Eli Lilly & Company
  5.670%         1/19/96....................          1,890,000     1,884,642
 Eli Lilly & Company
  5.550%         3/28/96....................          2,400,000     2,367,810
 Ford Motor Credit Company
  5.350%         7/22/96....................          4,000,000     3,879,328
 GTE Corporation
  5.850%         2/14/96....................          2,545,000     2,526,803
 GTE Corporation
  5.840%         2/16/96....................            230,000       228,284
 GTE Corporation
  5.600%         3/5/96.....................          1,580,000     1,564,270
 General Electric Company
  5.420%         5/3/96.....................          1,125,000     1,104,167
 General Motors Acceptance Corporation
  5.570%         3/15/96....................          2,080,000     2,056,185
 General Motors Acceptance Corporation
  5.847%         1/2/96.....................            510,000       510,000
 Georgia Power Company
  5.610%         3/6/96.....................            360,000       356,354
 Georgia Power Company
  5.640%         2/12/96....................          3,900,000     3,874,338
 Great Lakes Chemical Corp.
  5.670%         1/22/96....................          1,735,000     1,729,261
 Hercules Incorporated
  5.660%         2/16/96....................          1,870,000     1,856,476
 Hercules Incorporated
  5.350%         6/19/96....................          1,600,000     1,559,578
 Indianapolis Power & Light Company
  5.680%         1/25/96....................          2,025,000     2,017,332


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 John Deere Capital Corporation
  5.680%         2/13/96....................       $  3,930,000  $  3,903,337
 McCormick & Company Inc.
  5.600%         1/29/96....................          2,855,000     2,842,565
 Minnesota Mining and Manufacturing Company
  5.480%         3/14/96....................          2,460,000     2,432,664
 Nestle Capital Corporation
  5.660%         1/23/96....................          1,595,000     1,589,483
 Nestle Capital Corporation
  5.370%         4/11/96....................          2,720,000     2,679,021
 Northern Illinois Gas Company
  5.670%         1/12/96....................          4,500,000     4,492,204
 Northern States Power Company
  5.680%         1/18/96....................          2,020,000     2,014,582
 Pacificorp
  5.710%         1/5/96.....................          1,570,000     1,569,004
 Pacificorp
  5.700%         2/7/96.....................          2,250,000     2,236,819
 J.C. Penney Funding Corp.
  5.650%         2/8/96.....................          3,785,000     3,762,427
 Pepsico Inc.
  5.700%         1/12/96....................            820,000       818,572
 Pepsico Inc.
  5.550%         2/6/96.....................          1,770,000     1,760,177
 Pioneer Hi-Bred International, Inc.
  5.700%         1/24/96....................          3,375,000     3,362,709
 Pitney Bowes Credit Corporation
  5.620%         2/5/96.....................          3,060,000     3,043,281
 Proctor & Gamble Company
  5.610%         2/21/96....................          4,000,000     3,968,210
 Southern New England Telecommunications
 Corporation
  5.700%         1/31/96....................          1,530,000     1,522,733
 Southwestern Bell Telephone Company
  5.500%         2/27/96....................          4,180,000     4,143,599
                                                   ------------  ------------


Total Short-Term Investments
  (Cost $109,543,253) (a)                          $110,345,000   109,543,253
                                                   ============  ------------
Total Investments -
 (Cost $109,543,253) (a)                 100.57%                  109,543,253
Other Assets -                              .01                         3,459
Liabilities -                              (.58)                     (626,511)
                                         -------                 ------------
Net Assets -                             100.00%                 $108,920,201
                                         =======                 ============

(a) Federal Income Tax Information: The aggregate cost for investments for the MML Money Market Fund as of December 31, 1995 is the same for financial reporting and federal income tax purposes.
   December 31, 1995 seven-day average yield for the portfolio: 5.25%

                      See Notes to Financial Statements.

MML Managed Bond Fund

SCHEDULE OF INVESTMENTS
December 31, 1995

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES - 95.72%

Asset Backed Securities - 10.03%
Auto Receivables
 Daimler-Benz Auto Grantor Trust 1995-A
  5.850%         5/15/02.....................      $  2,883,620  $  2,894,433
 Daimler-Benz Vehicle Trust 1994-A
  5.950%         12/15/00....................           660,968       662,059
 Ford Credit 1994-B Grantor Trust
  7.300%         10/15/99....................           959,110       977,390
 GMAC 1992-E Grantor Trust
  4.750%         8/15/97.....................           321,666       320,257
 Honda Auto Receivables 1992-A Grantor Trust
  4.900%         6/15/98.....................           195,325       194,653
 Jet Equipment Trust 1995-A
  8.235%         5/1/15......................         1,990,986     2,187,895
 Midlantic Auto Grantor Trust 1992-1
  4.300%         9/15/97.....................            93,624        93,594
 Nissan Auto Receivables 1994-A Grantor Trust
  6.450%         9/15/99.....................         1,547,068     1,560,110
 Railcar Trust No. 1992-1
  7.750%         6/1/04......................         1,715,380     1,849,385
 World Omni 1994-A Automobile Lease
 Securitization Trust
  6.450%         9/25/00.....................         2,131,553     2,145,110
 World Omni 1995-A Automobile Lease
 Securitization Trust
  6.050%         11/25/01....................         3,000,000     3,026,250
                                                   ------------  ------------
Total Asset Backed Securities
 (Cost $15,716,572)                                  15,499,300    15,911,136
                                                   ------------  ------------

Corporate Debt - 51.52%
 American Airlines, Inc.
  9.780%         11/26/11....................         2,000,000     2,364,400
 AMR Corporation
  9.000%         8/1/12......................         1,000,000     1,127,770
 Analog Devices, Inc.
  6.625%         3/1/00......................         1,000,000     1,012,980
 Associates Corporation of North America
  7.875%         9/30/01.....................         2,000,000     2,182,260
 Atlantic Richfield Company
  7.770%         2/13/02.....................         3,000,000     3,275,310
 BP America Inc.
  8.500%         4/15/01.....................         2,000,000     2,240,220
 Bell Atlantic Financial Services, Inc.
  6.610%         2/4/00......................         2,000,000     2,064,600
 Columbia Gas System, Inc.
  6.610%         11/28/02....................         2,000,000     2,036,220
 Commercial Credit Company
  7.750%         3/1/05......................         3,000,000     3,333,180
 Corning Glass Works, Inc.
  8.875%         3/15/16.....................           500,000       603,690
 Dow Capital
  7.125%         1/15/03.....................         4,000,000     4,167,880
 English China Clays Delaware, Inc.
  7.375%         10/1/02.....................         1,000,000     1,059,300
 Equifax, Inc.
  6.500%         6/15/03.....................         1,250,000     1,273,950
 ERAC USA Finance Company 144A
  7.875%         3/15/98.....................         1,500,000     1,576,875
 Foster Wheeler Corporation
  6.750%         11/15/05....................         2,000,000     2,061,620
 General Electric Capital Corporation
  8.750%         5/21/07.....................         1,000,000     1,206,390
 General Motors Acceptance Corporation
  6.300%         9/10/97.....................         2,500,000     2,529,150


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

Corporate Debt (Continued)
 The Goldman Sachs Group, L.P. 144A
  6.200%         2/15/01.....................      $  2,000,000  $  2,004,360
 Hercules Incorporated
  6.625%         6/1/03......................         2,000,000     2,055,180
 Imcera Group, Inc.
  6.000%         10/15/03....................         2,000,000     1,924,780
 ITT Corporation (New)
  7.375%         11/15/15....................         3,500,000     3,608,500
 Leucadia National Corporation
  7.750%         8/15/13.....................         2,000,000     2,070,380
 Lockheed Corporation
  5.650%         4/1/97......................         2,000,000     1,995,500
 McDonnell Douglas Corporation
  9.250%         4/1/02......................         1,400,000     1,630,160
 Newmont Mining Corporation
  8.625%         4/1/02......................         2,000,000     2,209,980
 News America Holdings Incorporated
  9.250%         2/1/13......................         1,000,000     1,177,840
 Penske Truck Leasing Co., L.P.
  7.750%         5/15/99.....................         1,250,000     1,305,450
 Polaroid Corporation
  7.250%         1/15/97.....................         1,000,000     1,013,290
 Polaroid Corporation
  8.000%         3/15/99.....................         1,000,000     1,056,350
 Ralston Purina Company
  7.750%         10/1/15.....................         3,000,000     3,222,240
 Rolls-Royce Capital Inc.
  7.125%         7/29/03.....................         1,500,000     1,564,890
 Service Corporation International
  7.000%         6/1/15......................         2,250,000     2,507,018
 Tenaga Nasional Berhad 144A
  7.875%         6/15/04.....................         1,250,000     1,373,563
 Textron Inc.
  9.550%         3/19/01.....................         1,000,000     1,136,100
 Thomas & Betts Corporation
  8.250%         1/15/04.....................         1,500,000     1,645,035
 Time Warner, Inc.
  7.750%         6/15/05.....................         3,000,000     3,123,090
 US West Capital Funding Corporation
  8.375%         10/18/99....................         3,000,000     3,262,140
 Union Oil of California
  8.750%         8/15/01.....................         1,500,000     1,669,890
 United Air Lines, Inc.
  10.110%        2/19/06.....................           476,860       540,998
 Valassis Communications, Inc.
  9.550%         12/1/03.....................         2,000,000     2,039,240
 Westinghouse Electric Corporation
  8.375%         6/15/02.....................         1,200,000     1,237,680
 W.R. Grace & Co.
  7.750%         10/1/02.....................         2,100,000     2,273,250
                                                   ------------  ------------
Total Corporate Debt
 (Cost $78,945,707)..........................        76,676,860    81,762,699
                                                   ============  ============


MML Managed Bond Fund

December 31, 1995

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------

BONDS AND NOTES (Continued)

U.S. Government Agency Obligations - 19.01%

Federal Home Loan Mortgage
 Corporation (FHLMC) - 4.06%

Collateralized Mortgage Obligations - 3.91%
 FHLMC Series 1080 Class D
  7.000%         7/15/20.....................      $  2,000,000  $  2,032,500
 FHLMC Series 1322 Class G
  7.500%         2/15/07.....................         2,000,000     2,088,740
 FHLMC Series 1460 Class H
  7.000%         5/15/07.....................         2,000,000     2,072,500
                                                   ------------  ------------
                                                      6,000,000     6,193,740
                                                   ------------  ------------

Pass-Through Securities - .15%
 FHLMC
  9.000%         3/1/17......................           228,281       242,521
                                                   ------------  ------------
                                                      6,228,281     6,436,261
                                                   ------------  ------------

Federal National Mortgage
 Association (FNMA) - 3.32%

Collateralized Mortgage Obligations - 2.81%
 FNMA Series 1993-175 Class PL
  5.000%         10/25/02....................         2,000,000     1,980,000
 FNMA Series 1993-191 Class PD
  5.400%         3/25/04.....................         1,500,000     1,486,395
 FNMA Series 1993-221 Class PD
  6.000%         12/25/08....................         1,000,000       989,680
                                                   ------------  ------------
                                                      4,500,000     4,456,075
                                                   ------------  ------------

Pass-Through Securities - .51%
 FNMA
  9.000%         5/1/09......................           761,881       809,971
                                                   ------------  ------------
                                                      5,261,881     5,266,046
                                                   ------------  ------------

Government National Mortgage
  Association (GNMA) - 9.10%

Collateralized Mortgage Obligations - .60%
 JHM Acceptance Corporation, Series E Class 5
  8.960%         4/1/19......................           895,053       956,587
                                                   ------------  ------------

Pass-Through Securities - 8.50%
 GNMA
  8.000%         6/15/06 - 3/15/08...........         6,449,335     6,833,391
 GNMA - ARMS
  6.000%         7/20/25 - 12/20/25..........         6,586,262     6,659,175
                                                   ------------  ------------
                                                     13,035,597    13,492,566
                                                   ------------  ------------
                                                     13,930,650    14,449,153
                                                   ------------  ------------

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

U.S. Government Guaranteed Notes - 2.53%
 1994-A Atlanta, GA
  5.780%         8/1/98......................      $    130,000  $    130,637
 1994-A Baxter Springs, KS
  5.780%         8/1/98......................           700,000       703,430
 1994-A Boston, MA
  5.780%         8/1/98......................           745,000       748,650
 1994-A Detroit, MI
  5.780%         8/1/98......................           385,000       386,887
 1994-A Egg Harbor, NJ
  5.780%         8/1/98......................           260,000       261,274
 1994-A Kansas City, MO
  5.780%         8/1/98......................           550,000       552,695
 1994-A Mayaguez, PR
  5.780%         8/1/98......................           295,000       296,446
 1994-A Rochester, NY
  5.780%         8/1/98......................           300,000       301,470
 1994-A Sacramento, CA
  5.780%         8/1/98......................            55,000        55,270
 1994-A Saginaw, MI
  5.780%         8/1/98......................           315,000       316,544
 1994-A Youngstown, OH
  5.780%         8/1/98......................           265,000       266,299
                                                   ------------  ------------
                                                      4,000,000     4,019,602
                                                   ------------  ------------
Total U.S. Government Agency Obligations
 (Cost $29,136,748)..........................        29,420,812    30,171,062
                                                   ------------  ------------

U.S. Treasury Obligations - 15.16%

U.S. Treasury Bonds - 9.28%
 U.S. Treasury Bond
  8.875%         8/15/17.....................        11,000,000    14,733,070
                                                   ------------  ------------

U.S. Treasury Notes - 3.50%
 U.S. Treasury Note
  7.250%         5/15/04.....................         5,000,000     5,550,000
                                                   ------------  ------------

U.S. Treasury Strips - 2.38%
 U.S. Treasury Strip - Principal Only
  0.000%         2/15/15.....................        12,200,000     3,775,290
                                                   ------------  ------------

Total U.S. Treasury Obligations
 (Cost $21,674,338)..........................        28,200,000    24,058,360
                                                   ------------  ------------

Total Bonds and Notes
 (Cost $145,473,365).........................      $149,796,972   151,903,257
                                                   ============  ============

MML Managed Bond Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS - 1.62%

Commercial Paper
 ORIX Credit Alliance, Inc.
  6.400%         1/5/96........................    $  2,185,000  $  2,183,446
 Ryder System Inc.
  6.000%         1/2/96........................         395,000       394,934
                                                   ------------  ------------
Total Short-Term Investments
 (Cost $2,578,380)                                 $  2,580,000     2,578,380
                                                   ============  ------------

Total Investments
 (Cost $148,051,745) (a)                      97.34%              154,481,637
Other Assets -                                 9.33                14,800,734
Liabilities -                                 (6.67)              (10,584,233)
                                             -------             ------------
Net Assets -                                 100.00%             $158,698,138
                                             =======             ============

(a)  Federal Income Tax Information. At
     December 31, 1995 the net unrealized
     appreciation on investments based on
     cost of $148,061,936 for federal income
     tax purposes is as follows.

     Aggregate gross unrealized appreciation for
     all investments and forward commitments in
     which there is an excess of market value over
     tax cost.................................................   $  7,077,046

     Aggregate gross unrealized depreciation for
     all investments and forward commitments in
     which there is an excess of tax cost over
     market value.............................................       (657,345)
                                                                 ------------

        Net unrealized appreciation...........................   $  6,419,701
                                                                 ============


                       See Notes to Financial Statements

MML Blend Fund

SCHEDULE OF INVESTMENTS
December 31, 1995


                                                     Number         Market
                                                       of            Value
                                                     Shares        (Note 2A)
                                                   ------------  ------------
EQUITIES - 55.32%

Aerospace & Defense - 1.42%
 The Boeing Company..........................           193,500  $ 15,165,563
 TRW, Inc....................................           138,500    10,733,750
                                                   ------------  ------------
                                                        332,000    25,899,313
                                                   ------------  ------------

Agribusiness - .95%
 Archer-Daniels-Midland Company..............           318,017     5,724,306
 Pioneer Hi-Bred International, Inc..........           208,000    11,570,000
                                                   ------------  ------------
                                                        526,017    17,294,306
                                                   ------------  ------------

Apparel, Textiles, Shoes - .60%
 VF Corporation..............................           208,000    10,972,000
                                                   ------------  ------------

Automotive & Parts - 2.57%
 Ford Motor Company..........................           410,000    11,890,000
 Genuine Parts Company.......................           397,000    16,277,000
 Goodyear Tire & Rubber Company..............           412,200    18,703,575
                                                   ------------  ------------
                                                      1,219,200    46,870,575
                                                   ------------  ------------

Banking, Savings & Loans - 3.85%
 The Bank of New York Company, Incorporated..           390,000    19,012,500
 Comerica, Incorporated......................           397,000    15,929,625
 CoreStates Financial Corporation............           374,800    14,195,550
 Norwest Corporation.........................           262,000     8,646,000
 Wachovia Corporation........................           270,600    12,379,950
                                                   ------------  ------------
                                                      1,694,400    70,163,625
                                                   ------------  ------------

Beverages - 1.25%
 Brown-Forman Corporation (Class B)..........           319,500    11,661,750
 Pepsico, Incorporated.......................           200,000    11,175,000
                                                   ------------  ------------
                                                        519,500    22,836,750
                                                   ------------  ------------

Chemicals - 2.12%
 Eastman Chemical Company....................           216,475    13,556,747
 E.I. du Pont de Nemours and Company.........           146,000    10,201,750
 The Lubrizol Corporation....................           216,000     6,021,000
 Nalco Chemical Company......................           295,000     8,886,875
                                                   ------------  ------------
                                                        873,475    38,666,372
                                                   ------------  ------------

Communications - .66%
 AT&T Corporation............................           185,000    11,978,750
                                                   ------------  ------------

Computers & Office Equipment - 3.88%
 Hewlett-Packard Company.....................           343,000    28,726,250
 International Business Machines Corporation.           106,000     9,725,500
 Pitney Bowes, Inc...........................           371,000    17,437,000
 Xerox Corporation...........................           108,000    14,796,000
                                                   ------------  ------------
                                                        928,000    70,684,750
                                                   ------------  ------------

Cosmetic & Personal Care - .80%
 Kimberly-Clark Corporation..................           176,200    14,580,550
                                                   ------------  ------------

Electric Utilities - 1.11%
 Niagara Mohawk Power Corporation............           416,000     4,004,000
 NIPSCO Industries, Inc......................           178,000     6,808,500
 SCANA Corporation...........................           326,000     9,331,750
                                                   ------------  ------------
                                                        920,000    20,144,250
                                                   ------------  ------------

Electrical Equipment & Electronics - 4.63%
 AMP, Inc....................................           530,000    20,338,750
 General Electric Company....................           420,000    30,240,000
 General Signal Corporation..................           243,000     7,867,125
 Honeywell Inc...............................           243,000    11,815,875
 Hubbell, Incorporated (Class B).............           215,940    14,198,055
                                                   ------------  ------------
                                                      1,651,940    84,459,805
                                                   ------------  ------------


                                                     Number         Market
                                                       of            Value
                                                     Shares        (Note 2A)
                                                   ------------  ------------
EQUITIES (Continued)

Energy - 5.08%
 Amoco Corporation...........................           332,000  $ 23,862,500
 Atlantic Richfield Company..................           151,000    16,723,250
 Chevron Corporation.........................           324,000    17,010,000
 Kerr-McGee Corporation......................           216,000    13,716,000
 Mobil Corporation...........................           177,100    19,835,200
 Union Pacific Resources Group, Inc..........            55,400     1,405,775
                                                   ------------  ------------
                                                      1,255,500    92,552,725
                                                   ------------  ------------

Financial Services - .80%
 American Express Company....................           352,500    14,584,688
                                                   ------------  ------------

Foods - 1.07%
 CPC International, Inc......................           285,000    19,558,125
                                                   ------------  ------------

Forest Products & Paper - 1.54%
 Westvaco Corporation........................           363,012    10,073,583
 Weyerhaeuser Company........................           415,000    17,948,750
                                                   ------------  ------------
                                                        778,012    28,022,333
                                                   ------------  ------------

Hardware & Tools - .81%
 The Stanley Works...........................           285,300    14,692,950
                                                   ------------  ------------

Healthcare - 5.96%
 Becton, Dickinson and Company...............           247,800    18,585,000
 Bristol-Myers Squibb Company................           450,000    38,643,750
 Pfizer, Incorporated........................           540,000    34,020,000
 Schering-Plough Corp........................           318,400    17,432,400
                                                   ------------  ------------
                                                      1,556,200   108,681,150
                                                   ------------  ------------

Household Products - .57%
 The Clorox Company..........................           146,000    10,457,250
                                                   ------------  ------------

Industrial Distribution - .77%
 W. W. Grainger, Inc.........................           212,300    14,064,875
                                                   ------------  ------------

Industrial Transportation - .92%
 Norfolk Southern Corporation................           212,000    16,827,500
                                                   ------------  ------------

Insurance - 2.99%
 Allstate Corporation........................           165,501     6,806,228
 Jefferson-Pilot Corporation.................           183,000     8,509,500
 MBIA, Inc...................................           135,000    10,125,000
 SAFECO Corporation..........................           668,000    23,046,000
 Unitrin, Inc................................           125,000     6,000,000
                                                   ------------  ------------
                                                      1,276,501    54,486,728
                                                   ------------  ------------

Machinery & Components - 1.05%
 Dover Corporation...........................           286,000    10,546,250
 Parker-Hannifin Corporation.................           251,750     8,622,438
                                                   ------------  ------------
                                                        537,750    19,168,688
                                                   ------------  ------------

Metals & Mining - .17%
 Reynolds Metals Company.....................            55,000     3,114,375
                                                   ------------  ------------

Miscellaneous - 1.62%
 Harsco Corporation..........................           159,050     9,244,781
 Minnesota Mining &
  Manufacturing Company......................           305,000    20,206,250
                                                   ------------  ------------
                                                        464,050    29,451,031
                                                   ------------  ------------

Photography - .73%
 Eastman Kodak Company.......................           198,500    13,299,500
                                                   ------------  ------------

MML Blend Fund

December 31, 1995


                                                     Number         Market
                                                       of            Value
                                                     Shares        (Note 2A)
                                                   ------------  ------------
EQUITIES (Continued)

Publishing & Printing - 2.66%
 The Dun & Bradstreet Corporation............           276,000  $ 17,871,000
 McGraw-Hill Companies, Inc..................           200,000    17,425,000
 R.R. Donnelley & Sons Company...............           334,000    13,151,250
                                                   ------------  ------------
                                                        810,000    48,447,250
                                                   ------------  ------------

Retail - 1.42%
 J.C. Penney Company, Inc....................            81,000     3,857,625
 The May Department Stores Company...........           324,000    13,689,000
 Sears Roebuck and Company...................           216,000     8,424,000
                                                   ------------  ------------
                                                        621,000    25,970,625
                                                   ------------  ------------

Retail - Grocery - .75%
 Albertson's, Inc............................           418,300    13,751,612
                                                   ------------  ------------

Telephone Utilities - 1.63%
 Ameritech Corporation.......................           170,000    10,030,000
 Frontier Corporation........................           371,000    11,130,000
 Southern New England
  Telecommunications Corporation.............           216,000     8,586,000
                                                   ------------  ------------
                                                        757,000    29,746,000
                                                   ------------  ------------

Tobacco - .94%
 American Brands, Inc........................           384,000    17,136,000
                                                   ------------  ------------
Total Equities
 (Cost $627,696,809).........................                   1,008,564,451
                                                                -------------



                                                    Principal
                                                     Amount
                                                   ------------
BONDS AND NOTES - 15.36%

Asset Backed Securities - 1.16%
Auto Receivables
 Daimler-Benz Auto Grantor Trust 1995-A
  5.850%         5/15/02.....................      $  2,403,016     2,412,028
 Daimler-Benz Vehicle Trust 1994-A
  5.950%         12/15/00....................         1,321,937     1,324,118
 Ford Credit Auto Loan Master Trust,
 Series 1992-1
  6.875%         1/15/99.....................         1,500,000     1,520,625
 Ford Credit 1994-B Grantor Trust
  7.300%         10/15/99....................         1,278,813     1,303,187
 GMAC 1992-E Grantor Trust
  4.750%         8/15/97.....................           193,000       192,154
 Honda Auto Receivables 1992-A Grantor Trust
  4.900%         6/15/98.....................           195,325       194,653
 Nissan Auto Receivables 1994-A Grantor Trust
  6.450%         9/15/99.....................         4,177,084     4,212,297
 Railcar Trust No. 1992-1
  7.750%         6/1/04......................         1,552,419     1,673,694
 World Omni 1994-A Automobile Lease
 Securitization Trust
  6.450%         9/25/00.....................         4,689,417     4,719,242
 World Omni 1995-A Automobile Lease
 Securitization Trust
  6.050%         11/25/01....................         3,500,000     3,530,625
                                                   ------------  ------------
Total Asset Backed Securities
  (Cost $20,966,611).........................        20,811,011    21,082,623
                                                   ------------  ------------


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

Corporate Debt - 5.49%
 AMR Corporation
  9.000%         8/1/12......................      $  2,000,000  $  2,255,540
 American Airlines, Inc.
  9.780%         11/26/11....................         5,000,000     5,911,000
 American Brands, Inc.
  8.750%         2/15/96.....................         1,000,000     1,002,850
 American General Finance Corporation
  7.750%         1/15/97.....................         2,000,000     2,041,440
 Analog Devices, Inc.
  6.625%         3/1/00......................         1,500,000     1,519,470
 Bell Atlantic Financial Services Inc.
  6.610%         2/4/00......................         1,000,000     1,032,300
 Cardinal Distribution, Inc.
  8.000%         3/1/97......................         2,000,000     2,051,560
 Chrysler Financial Corp.
  6.620%         4/29/97.....................         2,000,000     2,023,180
 Columbia Gas System, Inc.
  6.610%         11/28/02....................         3,000,000     3,054,330
 Commercial Credit Company
  7.750%         3/1/05......................         2,500,000     2,777,650
 Corning Glass Works, Inc.
  8.875%         3/15/16.....................           500,000       603,690
 Delta Air Lines, Inc.
  8.540%         1/2/07......................         4,578,616     4,962,075
 ERAC USA Finance Company 144A
  7.875%         3/15/98.....................         4,000,000     4,205,000
 English China Clays Delaware, Inc.
  7.375%         10/1/02.....................         1,000,000     1,059,300
 Ford Motor Credit Company
  8.450%         7/15/06.....................         1,500,000     1,521,360
 GTE Corporation
  9.100%         6/1/03......................         1,000,000     1,162,710
 General Electric Capital Corporation
  8.750%         5/21/07.....................         1,500,000     1,809,585
 General Motors Acceptance Corporation
   9.125%        7/15/01.....................         1,500,000     1,710,120
 The Goldman Sachs Group, L.P. 144A
  6.200%         2/15/01.....................         4,000,000     4,008,720
 ITT Corporation (New)
  7.375%         11/15/15....................         5,000,000     5,155,000
 Leucadia National Corporation
  7.750%         8/15/13.....................         3,000,000     3,105,570
 McDonnell Douglas Corporation
  9.250%         4/1/02......................         2,200,000     2,561,680
 Newmont Mining Corporation
  8.625%         4/1/02......................         5,000,000     5,524,950
 News America Holdings Incorporated
  9.250%.....................................         2,000,000     2,355,680
 North Finance (Bermuda) Limited 144A
  7.000%         9/15/05.....................         4,000,000     4,080,000
 Polaroid Corporation
  7.250%         1/15/97.....................         4,500,000     4,559,805
 Ralston Purina Company
  7.750%         10/1/15.....................         2,000,000     2,148,160
 Rolls-Royce Capital Inc.
  7.125%         7/29/03.....................         2,000,000     2,086,520
 Service Corporation International
  7.000%         6/1/15......................         4,500,000     5,014,035
 Tele-Communications, Inc.
  7.550%         9/2/03......................         3,000,000     3,168,390
 Tenaga Nasional Berhad 144A
  7.875%         6/15/04.....................         2,500,000     2,747,125
 Thomas & Betts Corporation
  8.250%         1/15/04.....................         1,000,000     1,096,690


MML Blend Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)-
 Time Warner, Inc.
  7.750%         6/15/05.....................      $  3,000,000  $  3,123,090
 The Toro Company
  11.000%        8/1/17......................         2,000,000     2,000,000
 United States Leasing
 International, Inc.
  8.750%         5/1/96......................         3,500,000     3,533,635
 Valassis Communications, Inc.
  9.550%         12/1/03.....................         2,000,000     2,039,240
 Westinghouse Electric Corporation
  8.375%         6/15/02.....................         1,000,000     1,031,400
                                                   ------------  ------------
Total Corporate Debt
 (Cost $94,662,584)..........................        93,778,616   100,042,850
                                                   ------------  ------------

U.S. Government Agency Obligations - 4.03%

Federal Home Loan Mortgage
 Corporation (FHLMC) - .93%

Collateralized Mortgage Obligations - .67%
 FHLMC Series 1080 Class D
  7.000%         7/15/20.....................         5,000,000     5,081,250
 FHLMC Series 1322 Class G
  7.500%         2/15/07.....................         5,000,000     5,221,850
 FHLMC Series 1460 Class 4
  7.000%         5/15/07.....................         1,789,000     1,853,851
                                                   ------------  ------------
                                                     11,789,000    12,156,951
                                                   ------------  ------------

Pass-Through Securities - .26%
 FHLMC
  9.000%         3/1/17......................           684,843       727,563
                                                   ------------  ------------
                                                     12,473,843    12,884,514
                                                   ------------  ------------

Federal National Mortgage
 Association (FNMA) - .28%

Collateralized Mortgage Obligations - .08%
 FNMA Series 1993-191 Class PD
  5.400%         3/25/04.....................         1,500,000     1,486,395
                                                   ------------  ------------

Pass-Through Securities - .20%
 FNMA
  5.000%         10/25/02....................         4,130,000     4,088,700
 FNMA
  8.000%         5/1/13......................         3,474,720     3,626,739
                                                   ------------  ------------
                                                      7,604,720     7,715,439
                                                   ------------  ------------
                                                      9,104,720     9,201,834
                                                   ------------  ------------

Government National Mortgage
 Association (GNMA) - 1.64%

Collateralized Mortgage Obligations - .10%
 JHM Acceptance Corporation, Series E Class 5
  8.960%         4/1/19......................         1,790,105     1,913,175
                                                   ------------  ------------

Pass-Through Securities - 1.54%
 GNMA
  8.000%         1/15/04-5/15/08.............         8,755,864     9,277,277
 GNMA
  9.000%         8/15/08-9/15/09.............         2,679,591     2,900,658
 GNMA - ARMS
  6.000%         7/20/25-12/20/25............        15,725,551    15,900,693
                                                   ------------  ------------
                                                     27,161,006    28,078,628
                                                   ------------  ------------
                                                     28,951,111    29,991,803
                                                   ------------  ------------


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

Government National Mortgage
 Association (GNMA) (Continued)

U.S. Government Guaranteed Notes - 1.18%
 1994-A Abilene, TX
  5.780%         8/1/98......................      $     70,000  $     70,343
 1994-A Bakersfield, CA
  5.780%         8/1/98......................           245,000       246,200
 1994-A Barberton, OH
  5.780%         8/1/98......................            75,000        75,367
 1994-A Buffalo, NY
  5.780%         8/1/98......................           375,000       376,837
 1991-A Caguas, PR
  8.740%         8/1/01......................           280,000       317,719
 1991-A Council Bluffs, IA
  8.740%         8/1/01......................           155,000       175,880
 1994-A Cumberland, MD
  5.780%         8/1/98......................            55,000        55,269
 1994-A Elizabeth, NJ
  5.780%         8/1/98......................            75,000        75,367
 1994-A Erie, PA
  5.780%         8/1/98......................            70,000        70,343
 1994-A Euclid, OH
  5.780%         8/1/98......................           105,000       105,514
 1994-A Fairfax County, VA
  5.780%         8/1/98......................           110,000       110,539
 1991-A Fairfax County, VA
  8.740%         8/1/01......................            85,000        96,450
 1991-A Fajardo, PR
  8.740%         8/1/01......................           210,000       238,289
 1994-A Fort Myers, FL
  5.040%         8/1/96......................           120,000       119,700
 1994-A Fort Myers, FL
  5.780%         8/1/98......................           135,000       135,661
 1991-A Gasden, AL
  8.740%         8/1/01......................           100,000       113,471
 1994-A Jacksonville, FL
  5.040%         8/1/96......................           200,000       199,500
 1994-A Lawrence, MA
  5.040%         8/1/96......................            35,000        34,913
 1994-A Lawrence, MA
  5.780%         8/1/98......................            40,000        40,196
 1994-A Little Rock, AK
  5.040%         8/1/96......................           310,000       309,225
 1994-A LA County, CA
  5.040%         8/1/96......................           145,000       144,638
 1994-A LA County, CA
  5.780%         8/1/98......................           175,000       175,858
 1991-A Lorain, OH
  8.740%         8/1/01......................            30,000        34,041
 1994-A Macon, GA
  5.040%         8/1/96......................            25,000        24,938
 1994-A Mayaguez, PR
  5.780%         8/1/98......................            65,000        65,319
 1991-A Mayaguez, PR
  8.740%         8/1/01......................           150,000       170,207
 1994-A Mobile, AL
  5.780%         8/1/98......................           205,000       206,005
 1994-A Montgomery County, PA
  5.780%         8/1/98......................           230,000       231,126
 1994-A Montgomery County, PA
  5.040%         8/1/96......................           215,000       214,463
 1994-A New Orleans, LA
  5.780%         8/1/98......................           175,000       175,857


MML Blend Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)
U.S. Government Guaranteed Notes (Continued)
 1994-A Ocean Shores, WA
  5.780%         8/1/98......................      $    110,000  $    110,539
 1994-A Pasadena, CA
  5.780%         8/1/98......................           140,000       140,686
 1994-A Providence, RI
  5.040%         8/1/96......................            40,000        39,900
 1994-A Providence, RI
  5.780%         8/1/98......................            50,000        50,245
 1994-A Reading, PA
  5.040%         8/1/96......................            15,000        14,962
 1994-A Reading, PA
  5.780%         8/1/98......................            65,000        65,319
 1994-A Roanoke, VA
  5.780%         8/1/98......................           210,000       211,029
 1994-A Rochester, NY
  5.040%         8/1/96......................           155,000       154,613
 1994-A Rochester, NY
  5.780%         8/1/98......................           165,000       165,809
 1991-A Rochester, NY
  8.650%         8/1/00......................         4,295,000     4,784,029
 1994-A Sacramento, CA
  5.040%         8/1/96......................           125,000       124,688
 1994-A Sacramento, CA
  5.780%         8/1/98......................           300,000       301,470
 1994-A St. Joseph, MO
  5.040%         8/1/96......................            70,000        69,825
 1994-A Salt Lake City, UT
  5.040%         8/1/96......................           135,000       134,662
 1994-A Schaumburg, IL
  5.040%         8/1/96......................            60,000        59,850
 1994-A Syracuse, NY
  5.040%         8/1/96......................            50,000        49,875
 1994-A Syracuse, NY
  5.780%         8/1/98......................            50,000        50,245
 1994-A Tacoma, WA
  5.040%         8/1/96......................           130,000       129,675
 1994-A Tacoma, WA
  5.780%         8/1/98......................           155,000       155,759
 1994-A Trenton, NJ
  5.040%         8/1/96......................           120,000       119,700
 1994-A Trenton, NJ
  5.780%         8/1/98......................           130,000       130,637
 1994-A Virginia Beach, VA
  5.780%         8/1/98......................           260,000       261,274
 1994-A Waterford Township, MI
  5.780%         8/1/98......................            55,000        55,269
 1994-A Waterford Township, MI
  5.040%         8/1/96......................            50,000        49,875
 1994-A West Palm Beach, FL
  5.780%         8/1/98......................           105,000       105,515
 U.S. Department of Housing and Urban
 Development, Series 1995-A
  8.240%         8/1/02......................         8,475,000     9,557,681
                                                   ------------  ------------
                                                     19,780,000    21,502,366
                                                   ------------  ------------

Total U.S. Government Agency Obligations
 (Cost $69,632,270)..........................        70,309,674    73,580,517
                                                   ------------  ------------



                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

U.S. Treasury Obligations - 4.68%

U.S. Treasury Bonds - 2.04%
 U.S. Treasury Bond
  8.750%         5/15/17.....................      $ 28,125,000  $ 37,195,313
                                                   ------------  ------------
U.S. Treasury Notes - 2.43%
 U.S. Treasury Note
  6.375%         1/15/99.....................        30,000,000    30,932,700
 U.S. Treasury Note
  7.250%         5/15/04.....................        12,000,000    13,320,000
                                                   ------------  ------------
                                                     42,000,000    44,252,700
                                                   ------------  ------------

U.S. Treasury Strips - .21%
 U.S. Treasury Strip - Principal Only
  0.000%         2/15/10.....................         8,750,000     3,794,875
                                                   ------------  ------------
Total U.S. Treasury Obligations
 (Cost $82,556,295)..........................        78,875,000    85,242,888
                                                   ------------  ------------
Total Bonds and Notes
 (Cost $267,817,760).........................      $263,774,301   279,948,878
                                                   ============  ------------

SHORT-TERM INVESTMENTS - 31.93%
Commercial Paper
 Bausch & Lomb, Inc.
  5.700%         1/26/96.....................      $  6,745,000     6,716,181
 Campbell Soup Company
  5.670%         1/2/96......................         9,165,000     9,163,447
 Central and South West Corporation
  5.700%         1/22/96.....................        11,250,000    11,209,087
 Central and South West Corporation
  5.720%         1/19/96.....................        12,170,000    12,132,685
 Coca Cola Company
  5.580%         2/1/96......................        11,140,000    11,079,013
 Coca Cola Company
  5.350%         3/6/96......................        10,860,000    10,742,048
 Comdisco, Inc.
  6.000%         1/3/96......................        14,695,000    14,690,102
 ConAgra, Inc.
  5.780%         2/21/96.....................        12,350,000    12,244,180
 ConAgra, Inc.
  5.640%         3/20/96.....................        13,875,000    13,693,276
 Consolidated Natural Gas Company
  5.650%         1/23/96.....................         5,000,000     4,981,263
 Consolidated Natural Gas Company
  5.630%         2/6/96......................         3,525,000     3,503,778
 Dana Credit Corporation
  5.900%         3/15/96.....................         7,200,000     7,111,450
 Dana Credit Corporation
  5.880%         3/13/96.....................        10,000,000     9,880,208
 Dana Credit Corporation
  5.700%         3/21/96.....................         8,995,000     8,875,754
 Dean Witter, Discover & Company
  5.680%         1/31/96.....................        13,860,000    13,787,754
 Dean Witter, Discover & Company
  5.700%         2/7/96......................        16,500,000    16,396,203
 Deere Capital Corporation
  5.560%         2/29/96.....................        17,070,000    16,900,959
 Dial Corp.
  5.650%         3/11/96.....................         4,820,000     4,763,800
 Echlin Inc.
  5.710%         1/23/96.....................         5,265,000     5,245,270

MML Blend Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 Echlin Inc.
  5.710%         1/24/96.....................      $  7,815,000  $  7,783,872
 GTE California, Inc.
  5.780%         2/27/96.....................         7,960,000     7,886,302
 GTE Northwest, Inc.
  5.580%         3/29/96.....................        11,645,000    11,475,743
 Georgia Power Company
  5.650%         3/4/96......................        10,000,000     9,894,583
 Hercules Incorporated
  5.660%         2/16/96.....................        13,650,000    13,544,463
 Hercules Incorporated
  5.350%         6/19/96.....................         7,990,000     7,769,221
 IBM Credit Corporation
  5.630%         2/22/96.....................        16,370,000    16,224,640
 IBM Credit Corporation
  5.550%         3/5/96......................         8,650,000     8,557,433
 Monsanto Company
  5.680%         1/30/96.....................         8,290,000     8,248,913
 Nestle Capital Corporation
  5.530%         2/23/96.....................        10,000,000     9,908,036
 Nestle Capital Corporation
  5.530%         2/26/96.....................        10,940,000    10,838,759
 Nestle Capital Corporation
  5.470%         3/14/96.....................        11,985,000    11,839,516
 Northern Illinois Gas Company
  5.680%         1/9/96......................         6,900,000     6,890,644
 Northern States Power Company
  5.680%         1/18/96.....................        10,725,000    10,692,908
 NYNEX Corp.
  5.700%         2/2/96......................        10,000,000     9,945,311
 NYNEX Corp.
  5.750%         2/8/96......................        14,625,000    14,528,963
 NYNEX Corp.
  5.550%         3/19/96.....................         4,680,000     4,619,453
 ORIX Credit Alliance, Inc.
  6.050%         1/29/96.....................         8,445,000     8,404,588
 ORIX Credit Alliance, Inc.
  6.000%         2/20/96.....................         7,645,000     7,581,831
 ORIX Credit Alliance, Inc.
  5.750%         3/21/96.....................         5,900,000     5,821,784
 ORIX Credit Alliance, Inc.
  5.700%         3/8/96......................         8,529,000     8,433,641
 PHH Corporation
  5.680%         1/17/96.....................        10,000,000     9,972,291
 Pennsylvania Power & Light Company
  6.000%         1/11/96.....................         2,195,000     2,191,342
 J.C. Penney Funding Corporation
  5.650%         2/12/96.....................        10,000,000     9,929,763
 J.C. Penney Funding Corporation
  5.620%         2/28/96.....................         7,100,000     7,031,997
 PepsiCo, Inc.
  5.700%         1/12/96.....................         9,360,000     9,342,549
 Pitney Bowes Credit Corporation
  5.620%         2/5/96......................        10,545,000    10,483,279
 Proctor & Gamble Company
  5.650%         1/25/96.....................         7,600,000     7,567,894
 Proctor & Gamble Company
  5.620%         2/14/96.....................        10,000,000     9,924,686
 Proctor & Gamble Company
  5.570%         3/1/96......................         7,525,000     7,449,279
 Public Service Company of Colorado
  5.820%         3/22/96.....................        12,000,000    11,839,000



                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
   ..........................................
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 Public Service Electric and Gas Company
  5.900%         1/29/96.....................      $    585,000  $    582,315
 Rite Aid Corporation
  5.750%         1/8/96......................        11,575,000    11,561,267
 Rite Aid Corporation
  5.920%         2/9/96......................         7,720,000     7,669,395
 Sierra Pacific Power Company
  5.950%         1/26/96.....................         5,000,000     4,979,340
 SUPERVALU, Inc.
  6.020%         2/6/96......................         7,615,000     7,569,155
 Textron Inc.
  6.000%         1/16/96.....................        10,500,000    10,473,172
 Textron Inc.
  5.930%         2/15/96.....................         9,670,000     9,594,296
 Textron Inc.
  6.000%         1/4/96......................         8,360,000     8,355,820
 Tyson Foods, Inc.
  5.850%         1/10/96.....................        10,000,000     9,984,491
 Tyson Foods, Inc.
  5.870%         1/11/96.....................         7,175,000     7,162,434
 Tyson Foods, Inc.
  5.910%         1/5/96......................         8,945,000     8,938,956
 VF Corporation
  5.850%         2/9/96......................         5,500,000     5,463,947
 Xerox Corporation
  5.630%         2/13/96.....................        10,150,000    10,076,519
                                                   ------------  ------------

Total Short-Term Investments
 (Cost $582,413,954).........................      $586,349,000   582,150,249
                                                   ============  ------------
Total Investments -
 (Cost $1,477,928,523) (a)                   102.61%              1,870,663,578
Other Assets -                                 1.25                  22,784,224
Liabilities -                                 (3.86)                (70,306,872)
                                             -------              --------------
Net Assets -                                 100.00%              $1,823,140,930
                                             =======              ==============


Table of Open Forward Commitment Contracts

                       Forward        Aggregate      Expiration
                      Commitment    Face Value of        of         Unrealized
                      Contracts       Contracts      Contracts     Appreciation
                      ----------    -------------    -----------   ------------
United States of America
 6.500% due 8/15/05                  $51,200,000    February 1996  $ 1,388,372
                                                                   ------------

Total Forward Commitment
 Contracts                                                         $ 1,388,372
                                                                   ===========

(a) Federal Income Tax Information: At
    December 31, 1995 the net unrealized
    appreciation on investments and forward
    commitment contracts based on cost of
    $1,531,480,367 for federal income tax
    purposes is as follows:

    Aggregate gross unrealized appreciation for
    all investments and forward commitments in
    which there is an excess of market value
    over tax cost.........................................     $  400,196,547

    Aggregate gross unrealized depreciation for
    all investments and forward commitments in
    which there is an excess of tax cost over
    market value..........................................         (6,519,128)
                                                               ---------------
      Net unrealized appreciation.........................     $  393,677,419
                                                               ===============

                      See Notes to Financial Statements.

MML SERIES INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS

1.  HISTORY

MML Series Investment Fund (the "MML Trust") is registered under the
Investment Company Act of 1940 as a no-load, registered open end, diversified management investment company. MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund (the "Funds") are the four series of shares of the MML Trust. The MML Trust is organized under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust.

The MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the MML Trust are not offered to the general public. MassMutual at December 31, 1995, was the beneficial owner of 1.1% of MML Blend Fund's shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with generally accepted accounting principles.

    A. INVESTMENT VALUATION

    Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange, or on the NASDAQ national market system. If securities are unlisted, or there is no reported sale price, the bid price of the prior trade date will be used. Long-term bonds are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size, trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

    For MML Equity Fund, MML Managed Bond Fund, and MML Blend Fund, short-term securities with more than sixty days to maturity from the date of purchase are valued at market and short-term securities having a maturity from the date of purchase of sixty days or less are valued at amortized cost. MML Money Market Fund's portfolio securities are valued at amortized cost in accordance with a rule of the Securities and Exchange Commission pursuant to which MML Money Market Fund must adhere to certain conditions. It is the intention of MML Money Market Fund to maintain a per share net asset value of $1.00.

    B. ACCOUNTING FOR INVESTMENTS

    Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts on short-term securities are amortized in determining interest income.

    The cost basis of long-term bonds is not adjusted for amortization of premium or accrual of discount since MML Managed Bond Fund and MML Blend Fund do not generally intend to hold such investments until maturity; however, the MML Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

    Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

    C. FEDERAL INCOME TAX

    The MML Trust has established a policy for each of the Funds to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Funds will not be subject to federal income tax on any net investment income and any net capital gains to the extent they are distributed or are deemed to have been distributed to shareholders. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

    D. Forward Commitments

    Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Forward commitments are not used for purposes of trading. Settlement for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Fund generally does not take delivery on these forward commitments, but such commitments are instead settled with offsetting transactions. When a forward commitment contract is closed, the Funds record a realized gain or loss. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they can not close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Fund monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. The Funds instruct the custodian to segregate liquid high quality assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repo rates. Such rates equate the counterparty's cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation/depreciation based upon changes in the value of the forward commitment. At December 31, 1995, the cost (value) of forward commitments to purchase securities amounted to $53,105,836 ($54,494,208) for the MML Blend Fund.

    E. ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL LOSS CARRYFORWARD

The accumulated net realized loss on investments for the MML Money Market Fund results in a capital loss carryforward of $9,734 which is available for federal income tax purposes to offset future capital gains. Of the total carryforward, $485 expires December 31, 1997, $1,639 expires December 31, 1998, $1,204 expires December 31, 2000, $201 expires December 31, 2001, $5,364 expires December 31, 2002 and $841 expires December 31, 2003.

The accumulated net realized loss on investments for the MML Managed Bond Fund results in a capital loss carryforward of $840,829 which is available for federal income tax purposes to offset future capital gains. This carryforward expires December 31, 2002.

4. INVESTMENT MANAGEMENT FEE

MassMutual provides all investment advisory, management and administrative services needed by the Funds. For acting as such, MassMutual receives a quarterly fee from each Fund at the annual rate of .50% of the first $100,000,000 of the average daily net asset value of each Fund, .45% of the next $200,000,000, .40% of the next $200,000,000, and .35% of any excess over
$500,000,000.

MassMutual has entered into an investment sub-advisory agreement with Concert Capital Management, Inc. ("Concert"), a wholly-owned subsidiary of Babson Acquisition Corporation which is a controlled subsidiary of MassMutual. The agreement provides that Concert manage the assets of MML Equity Fund and the assets of the Equity Sector of MML Blend Fund. MassMutual pays Concert a quarterly fee equal to an annual rate of .13% of the average daily net asset value of MML Equity Fund and the Equity Sector of MML Blend Fund.

MassMutual has agreed, at least through April 30, 1997, to bear the expenses of the Funds to the extent that the aggregate expenses (excluding each Fund's management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during each Fund's fiscal year exceed .11% of the average daily net asset value of each Fund for such year. For the year ended December 31, 1995, MassMutual was not required to reimburse the Funds for any expenses.

5. PURCHASES AND SALES OF INVESTMENTS AND FORWARD COMMITMENTS

                                                                                  Proceeds
    For the Year Ended                                     Acquisition           from Sales
    December 31, 1995                                         Cost             and Maturities
    ------------------                                   --------------        --------------
    Investments
    -----------
    MML EQUITY FUND
      Equities.......................................    $  229,128,687        $  111,920,115
      Short-term investments.........................     1,173,976,609         1,111,406,690
    MML MONEY MARKET FUND
      Short-term investments.........................       655,453,234           644,100,630
    MML MANAGED BOND FUND
      Bonds and notes................................        49,417,797            31,634,617
      U.S. Government investments - long term........        66,464,380            60,934,135
      Short-term investments.........................       535,089,316           540,413,398
    MML BLEND FUND
      Equities.......................................       117,991,665           171,211,503
      Bonds and notes................................        55,930,726            27,095,542
      U.S. Government investments - long term........       176,774,268           197,430,879
      Short-term investments.........................     2,401,405,335         2,275,579,310
                                                                                    Cost
    Forward Commitments                                                         of Contracts
    -------------------                                                         -------------
    MML MANAGED BOND FUND
      U.S. Treasury and GNMA Forward
       Commitment Contracts:
        Contracts opened.............................                          $   14,301,523
        Contracts closed.............................                              21,317,004
          Outstanding at December 31, 1995...........                                      --
    MML BLEND FUND
      U.S. Treasury and GNMA Forward
       Commitment Contracts:
        Contracts opened.............................                             218,072,828
        Contracts closed.............................                             224,132,699
          Outstanding at December 31, 1995...........                              53,105,836

6. NET INCREASE FROM CAPITAL SHARE TRANSACTIONS

                                                       MML            MML
                                        MML           Money         Managed           MML
     For the Year Ended                Equity         Market          Bond           Blend
      December 31, 1995                 Fund           Fund           Fund            Fund
     ------------------              -----------     ----------    -----------    ------------
    Shares
      Reinvestment of dividends....    1,621,795      5,376,748        763,489       5,184,192
      Sales of shares..............    8,464,024     92,327,266      2,219,273       6,885,480
      Redemptions of shares........   (1,909,273)   (80,569,846)    (1,113,390)     (4,944,135)
                                   -------------   ------------   ------------   -------------
      Net increase.................    8,176,546     17,134,168      1,869,372       7,125,537
                                   =============   ============   ============   =============
    Amount
      Reinvestment of dividends....$  33,282,252   $  5,376,748   $  8,979,443   $  96,495,329
      Sales of shares..............  203,078,940     92,327,266     26,776,179     135,128,246
    135,128,246
      Redemptions of shares........  (45,862,370)   (80,569,846)   (13,296,001)    (96,681,499)
                                   -------------   ------------   ------------   -------------
      Net increase.................$ 190,498,822   $ 17,134,168   $ 22,459,621   $ 134,942,076
                                   =============   ============   ============   =============
                                        MML           Money         Managed           MML
     For the Year Ended                Equity         Market          Bond           Blend
      December 31, 1994                 Fund           Fund           Fund            Fund
     ------------------              -----------     ----------    -----------    ------------
    Shares
      Reinvestment of dividends        1,956,594      2,918,570        930,847       5,115,478
      Sales of shares                  7,668,310     63,560,555      1,691,878       9,445,934
      Redemptions of shares           (1,955,939)   (48,352,100)    (2,151,153)     (3,664,257)
                                   -------------   ------------   ------------   -------------
      Net increase                     7,668,965     18,127,025        471,572      10,897,155
                                   =============   ============   ============   =============
    Amount
      Reinvestment of dividends    $  40,128,959   $  2,918,570   $ 11,006,790   $  92,494,374
      Sales of shares                159,968,984     63,560,555     19,994,563     171,986,353
      Redemptions of shares          (40,585,464)   (48,352,100)   (25,360,820)    (66,659,536)
                                   -------------   ------------   ------------   -------------
      Net increase                  $159,512,479   $ 18,127,025   $  5,640,533   $ 197,821,191
                                   =============   ============   ============   =============

Report Of Independent Accountants

To the Board of Trustees and Shareholders of MML Series Investment Fund

We have audited the accompanying statement of assets and liabilities of each of the Funds which comprise the MML Series Investment Fund (a Massachusetts business trust), including the schedules of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 1995, the results of their respective operations for the year then ended, the changes in their respective net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

                            Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 2, 1996